UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Item 1. Reports to Stockholders.

Annual Report
August 31, 2020
SSGA Funds
State Street S&P 500 Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street S&P 500 Index Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street S&P 500 Index Fund (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the S&P500 Index (the “Index”).
For the 12-month period ended August 31, 2020 (the “Reporting Period”), the total return for the Fund was 22.14%, and the Index was 21.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Small security misweights contributed to the difference between the Fund’s performance and that of the Index.
The performance throughout Reporting Period was steadily positive from month to month, other than the first quarter of 2020, in which all three months posted negative returns. During the first few months of Reporting Period, made up of September and Q4 of 2019, US equities made mostly uninterrupted progress. Markets started out with some back and forth price action as investors balanced weak manufacturing data and the likelihood of lower interest rates with third-quarter earnings expectations that were relatively downbeat. An apparent truce in the US/China trade conflict helped lift sentiment in US equities as the US agreed to delay a tariff hike that was scheduled for the middle of October. Turning to November, the Index advanced nearly 1% on the first day of month. A better than expected October jobs report helped provide support for the rally; the United States added 128,000 jobs, and there were upward revisions to the September data as well. By the middle of the month, news surrounding trade talks became more mixed, and weaker global economic data lent a bid to bonds. Nonetheless, US equities continued to make upward progress, and the Index had its first daily close above 3,100 on November 15. US markets were still a little jittery in early December as President Trump announced the re-imposition of steel and aluminum tariffs on Brazil and Argentina, but the announcement later in the month of a Phase One trade deal with China carried equity markets into a strong close for 2019. Index rallied 9.1% in the fourth quarter.
Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate cause. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. The magnitude of the damage has been staggering, with miasmic milestones turning up in every corner of financial markets.
Given the significant pressure on equities markets, it was perhaps no surprise that all sectors posted negative returns for the quarter, with a dispersion of 38.52% between the top and bottom performing sector. Information Technology posted the “strongest” return of –11.93% while Energy returned a dismal –50.45% return on the Financials also faltered significantly, down just shy of 32% on concerns related to lower interest rates, capitalization and exposure to the Energy sector. On the less negative side, Health Care and Consumer Staples held up reasonable well on a relative basis, returning –12.67% and –12.74%, respectively.
The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic data in May indicated that the stimulus support and re-opening plans were working, and the economic recovery had begun. The Index gained 20.54% during the second quarter of 2020. Consumer discretionary (+32.86%) and information technology (+30.53%) were the best performing sectors and consumer staples (+8.12%) and utilities (+2.73%) posted the lowest returns.
From June 30 through the end of August, the Index returned just shy of 13%, showing the rally continued well after the second quarter of 2020, as stocks continued to rise. The final performance of the Index neared 22% for the Reporting Period, exhibiting strength in the markets despite the setbacks of COVID-19 experienced in Q1 of 2020.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: Apple Inc, Amazon.com Inc, and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were:, Boeing Company, Exxon Mobil Corporation, and Wells Fargo & Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street S&P 500 Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2020

	Total Return One Year Ended August 31, 2020	Average Annual Total Return Five Years Ended August 31, 2020	Average Annual Total Return Ten Years Ended August 31, 2020
State Street S&P 500 Index Fund	22.14%	14.33%	15.02%
S&P 500® Index(1)	21.94%	14.46%	15.16%

(1)	The State Street S&P 500® Index Fund seeks to replicate the total return of the S&P 500® Index.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the State Street S&P 500 Index Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of Standard & Poor’s Corporation and have been licensed for use by the SSGA Funds. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.
2

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2020

Description	% of Net Assets
Apple, Inc.	7.2%
Microsoft Corp.	5.9
Amazon.com, Inc.	5.0
Facebook, Inc.	2.4
Alphabet, Inc. Class A	1.7
TOTAL	22.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of August 31, 2020

% of Net Assets
Software	9.4%
Technology Hardware, Storage & Peripherals	7.5
Interactive Media & Services	5.9
IT Services	5.6
Internet & Direct Marketing Retail	5.4
Semiconductors & Semiconductor Equipment	4.8
Pharmaceuticals	4.1
Health Care Equipment & Supplies	3.8
Banks	3.3
Equity Real Estate Investment Trusts (REITs)	2.6
Health Care Providers & Services	2.6
Capital Markets	2.6
Specialty Retail	2.4
Biotechnology	2.2
Oil, Gas & Consumable Fuels	2.1
Entertainment	2.1
Insurance	1.8
Household Products	1.8
Electric Utilities	1.8
Chemicals	1.8
Beverages	1.6
Diversified Telecommunication Services	1.6
Aerospace & Defense	1.6
Hotels, Restaurants & Leisure	1.6
Machinery	1.5
Food & Staples Retailing	1.5
Diversified Financial Services	1.5
Media	1.3
Life Sciences Tools & Services	1.2
Food Products	1.1
Industrial Conglomerates	1.1
Road & Rail	1.0
Multi-Utilities	0.9
Communications Equipment	0.8
Tobacco	0.7
Air Freight & Logistics	0.7
Textiles, Apparel & Luxury Goods	0.6
Multiline Retail	0.5
Electronic Equipment, Instruments & Components	0.5
Electrical Equipment	0.5
Building Products	0.4
Consumer Finance	0.4
Commercial Services & Supplies	0.4
Household Durables	0.4
Professional Services	0.3
Containers & Packaging	0.3
Metals & Mining	0.3
Wireless Telecommunication Services	0.2
Automobiles	0.2
Energy Equipment & Services	0.2
Airlines	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Auto Components	0.1
Construction Materials	0.1
Water Utilities	0.1
Distributors	0.1
Health Care Technology	0.1
Construction & Engineering	0.1
Real Estate Management & Development	0.0*
Gas Utilities	0.0*
See accompanying notes to financial statements.
3

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Independent Power & Renewable Electricity Producers	0.0*%
	Leisure Equipment & Products	0.0*
	Diversified Consumer Services	0.0*
	Short-Term Investments	0.4
	Liabilities in Excess of Other Assets	(0.1)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
August 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATION SERVICES — 11.1%
Activision Blizzard, Inc.	43,300	$ 3,616,416
Alphabet, Inc. Class A (a)	16,623	27,087,677
Alphabet, Inc. Class C (a)	16,245	26,547,254
AT&T, Inc.	395,900	11,801,779
Cars.com, Inc. (a)	1	9
CenturyLink, Inc.	52,487	564,235
Charter Communications, Inc. Class A (a)	8,300	5,109,563
Comcast Corp. Class A	252,930	11,333,793
Discovery, Inc. Class A (a)(b)	9,497	209,551
Discovery, Inc. Class C (a)	20,660	412,580
DISH Network Corp. Class A (a)	15,917	565,372
Electronic Arts, Inc. (a)	16,021	2,234,449
Facebook, Inc. Class A (a)	133,507	39,144,252
Fox Corp. Class A	16,903	470,918
Fox Corp. Class B (a)	10,400	289,120
Interpublic Group of Cos., Inc.	23,128	410,753
Live Nation Entertainment, Inc. (a)	8,400	477,120
Netflix, Inc. (a)	24,296	12,866,190
News Corp. Class A	24,314	367,628
News Corp. Class B	7,500	113,025
Omnicom Group, Inc.	12,950	700,466
Take-Two Interactive Software, Inc. (a)	5,900	1,010,021
T-Mobile US, Inc.	31,850	3,716,258
Twitter, Inc. (a)	41,700	1,692,186
Verizon Communications, Inc.	228,751	13,558,072
ViacomCBS, Inc. Class B (b)	30,231	841,933
Walt Disney Co.	100,438	13,244,759
		178,385,379
CONSUMER DISCRETIONARY — 11.4%
Advance Auto Parts, Inc.	3,300	515,823
Amazon.com, Inc. (a)	23,202	80,069,174
Aptiv PLC	14,481	1,247,104
AutoZone, Inc. (a)	1,288	1,540,847
Best Buy Co., Inc.	12,313	1,365,635
Booking Holdings, Inc. (a)	2,208	4,218,274
BorgWarner, Inc.	9,823	398,716
CarMax, Inc. (a)	9,497	1,015,514
Carnival Corp.	24,649	406,216
Chipotle Mexican Grill, Inc. (a)	1,414	1,852,736
D.R. Horton, Inc.	17,279	1,233,202
Darden Restaurants, Inc.	6,717	582,162
Dollar General Corp.	13,587	2,742,944
Dollar Tree, Inc. (a)	13,782	1,326,793
Domino's Pizza, Inc.	2,300	940,608
eBay, Inc.	35,158	1,925,955
Expedia Group, Inc.	7,775	763,116
Ford Motor Co.	225,560	1,538,319
Gap, Inc.	15,364	267,180
Garmin, Ltd.	7,460	772,931
Security Description	Shares	Value
General Motors Co.	70,577	$ 2,091,197
Genuine Parts Co.	8,520	804,629
H&R Block, Inc. (b)	12,851	186,340
Hanesbrands, Inc. (b)	23,400	357,786
Hasbro, Inc.	7,628	602,154
Hilton Worldwide Holdings, Inc.	16,100	1,454,796
Home Depot, Inc.	59,810	17,048,242
Kohl's Corp.	7,888	168,488
L Brands, Inc.	10,346	304,172
Las Vegas Sands Corp.	17,800	902,638
Leggett & Platt, Inc.	6,444	264,204
Lennar Corp. Class A	15,425	1,154,098
LKQ Corp. (a)	16,200	514,188
Lowe's Cos., Inc.	41,712	6,869,549
Marriott International, Inc. Class A	15,152	1,559,292
McDonald's Corp.	41,215	8,800,227
MGM Resorts International	24,200	544,500
Mohawk Industries, Inc. (a)	2,969	274,128
Newell Brands, Inc.	19,750	315,605
NIKE, Inc. Class B	68,602	7,675,878
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	220,719
NVR, Inc. (a)	170	708,618
O'Reilly Automotive, Inc. (a)	4,120	1,918,396
PulteGroup, Inc.	13,443	599,423
PVH Corp.	4,751	264,916
Ralph Lauren Corp.	3,436	236,500
Ross Stores, Inc.	20,344	1,852,932
Royal Caribbean Cruises, Ltd.	10,000	688,400
Starbucks Corp.	64,292	5,430,745
Tapestry, Inc.	19,000	279,870
Target Corp.	27,844	4,210,291
Tiffany & Co.	6,581	806,172
TJX Cos., Inc.	66,950	3,668,190
Tractor Supply Co.	6,774	1,008,174
Ulta Beauty, Inc. (a)	2,900	673,322
Under Armour, Inc. Class A (a)	14,376	141,029
Under Armour, Inc. Class C (a)	14,478	128,130
VF Corp.	17,528	1,152,466
Whirlpool Corp.	3,459	614,733
Wynn Resorts, Ltd.	4,559	398,685
Yum! Brands, Inc.	16,390	1,570,981
		183,188,052
CONSUMER STAPLES — 6.9%
Altria Group, Inc.	104,170	4,556,396
Archer-Daniels-Midland Co.	31,592	1,414,058
British American Tobacco PLC ADR	1	34
Brown-Forman Corp. Class B	10,827	792,212
Campbell Soup Co.	8,783	462,074
Church & Dwight Co., Inc.	13,600	1,303,288
Clorox Co.	6,579	1,470,406
Coca-Cola Co.	214,522	10,625,275
Colgate-Palmolive Co.	47,779	3,786,964
Conagra Brands, Inc.	26,751	1,026,168

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
Constellation Brands, Inc. Class A	9,276	$ 1,711,236
Costco Wholesale Corp.	24,434	8,494,724
Coty, Inc. Class A	16,044	57,438
Estee Lauder Cos., Inc. Class A	12,563	2,785,468
General Mills, Inc.	34,422	2,201,287
Hershey Co.	8,615	1,280,534
Hormel Foods Corp.	15,998	815,578
J.M. Smucker Co.	5,955	715,672
Kellogg Co.	13,607	964,872
Kimberly-Clark Corp.	19,073	3,008,956
Kraft Heinz Co.	34,751	1,217,675
Kroger Co.	45,010	1,605,957
Lamb Weston Holdings, Inc.	7,800	490,230
McCormick & Co., Inc.	7,161	1,476,598
Molson Coors Beverage Co. Class B	11,409	429,435
Mondelez International, Inc. Class A	78,394	4,579,777
Monster Beverage Corp. (a)	20,687	1,734,812
PepsiCo, Inc.	77,038	10,789,942
Philip Morris International, Inc.	85,587	6,828,987
Procter & Gamble Co.	136,713	18,911,509
Sysco Corp.	27,935	1,680,011
Tyson Foods, Inc. Class A	15,091	947,715
Walmart, Inc.	78,599	10,913,471
Walgreens Boots Alliance, Inc.	41,813	1,589,730
		110,668,489
ENERGY — 2.3%
Apache Corp.	24,970	369,556
Baker Hughes Co.	39,794	568,258
Cabot Oil & Gas Corp.	20,922	396,890
ChampionX Corp. (a)	1	10
Chevron Corp.	103,534	8,689,609
Concho Resources, Inc.	9,400	488,612
ConocoPhillips	57,403	2,175,000
Devon Energy Corp.	25,450	276,642
Diamondback Energy, Inc.	9,700	377,912
EOG Resources, Inc.	32,663	1,480,940
Exxon Mobil Corp.	234,572	9,368,806
Halliburton Co.	48,667	787,432
Hess Corp.	13,744	632,774
HollyFrontier Corp.	10,400	248,248
Kinder Morgan, Inc.	112,176	1,550,272
Marathon Oil Corp.	41,589	219,590
Marathon Petroleum Corp.	35,084	1,244,079
National Oilwell Varco, Inc.	24,341	292,092
Noble Energy, Inc.	24,895	247,705
Occidental Petroleum Corp.	54,037	688,431
ONEOK, Inc.	24,404	670,622
Phillips 66	24,992	1,461,282
Pioneer Natural Resources Co.	9,724	1,010,615
Schlumberger, Ltd.	72,893	1,385,696
TechnipFMC PLC	24,509	188,719
Valero Energy Corp.	22,186	1,166,762
Security Description	Shares	Value
Williams Cos., Inc.	69,210	$ 1,436,800
		37,423,354
FINANCIALS — 9.6%
Aflac, Inc.	39,774	1,444,592
Allstate Corp.	18,067	1,680,231
American Express Co.	36,052	3,662,523
American International Group, Inc.	48,832	1,422,964
Ameriprise Financial, Inc.	6,963	1,091,798
Aon PLC Class A	8,847	1,769,312
Arthur J Gallagher & Co.	10,300	1,084,590
Assurant, Inc.	3,046	370,272
Bank of America Corp.	433,566	11,159,989
Bank of New York Mellon Corp.	46,091	1,704,445
Berkshire Hathaway, Inc. Class B (a)	107,419	23,421,639
BlackRock, Inc.	8,618	5,120,729
Capital One Financial Corp.	24,068	1,661,414
Cboe Global Markets, Inc.	6,200	569,098
Charles Schwab Corp.	61,789	2,195,363
Chubb, Ltd.	24,441	3,055,125
Cincinnati Financial Corp.	7,405	588,031
Citigroup, Inc.	114,893	5,873,330
Citizens Financial Group, Inc.	24,000	620,880
CME Group, Inc.	19,992	3,515,993
Comerica, Inc.	9,017	356,442
Discover Financial Services	18,177	964,835
E*TRADE Financial Corp.	11,989	648,605
Everest Re Group, Ltd.	2,100	462,168
Fifth Third Bancorp	39,754	821,318
First Republic Bank	9,200	1,038,772
Franklin Resources, Inc.	17,151	361,200
Globe Life, Inc.	4,584	378,088
Goldman Sachs Group, Inc.	17,288	3,541,793
Hartford Financial Services Group, Inc.	19,530	789,988
Huntington Bancshares, Inc.	58,765	552,979
Intercontinental Exchange, Inc.	29,825	3,168,310
Invesco, Ltd.	21,089	215,108
JPMorgan Chase & Co.	169,472	16,979,400
KeyCorp	56,079	690,893
Lincoln National Corp.	11,710	422,146
Loews Corp.	13,712	491,712
M&T Bank Corp.	6,834	705,679
MarketAxess Holdings, Inc.	2,200	1,069,068
Marsh & McLennan Cos., Inc.	27,634	3,175,423
MetLife, Inc.	41,926	1,612,474
Moody's Corp.	8,934	2,632,314
Morgan Stanley	66,755	3,488,616
MSCI, Inc.	4,800	1,791,696
Nasdaq, Inc.	5,825	782,996
Northern Trust Corp.	11,310	926,176
People's United Financial, Inc.	22,434	237,352
PNC Financial Services Group, Inc.	23,742	2,640,110
Principal Financial Group, Inc.	12,326	519,048

See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
Progressive Corp.	32,552	$ 3,093,742
Prudential Financial, Inc.	22,637	1,534,109
Raymond James Financial, Inc.	5,800	439,176
Regions Financial Corp.	47,343	547,285
S&P Global, Inc.	13,198	4,836,011
State Street Corp. (c)	20,147	1,371,809
SVB Financial Group (a)	2,800	715,064
Synchrony Financial	28,871	716,290
T Rowe Price Group, Inc.	13,020	1,812,514
Travelers Cos., Inc.	14,098	1,635,932
Truist Financial Corp.	72,798	2,825,290
Unum Group	14,124	261,012
US Bancorp	76,230	2,774,772
Wells Fargo & Co.	209,046	5,048,461
Willis Towers Watson PLC	10,928	2,246,032
WR Berkley Corp.	8,600	533,630
Zions Bancorp NA	8,658	278,441
		154,146,597
HEALTH CARE — 13.9%
Abbott Laboratories	98,049	10,733,424
AbbVie, Inc.	97,752	9,361,709
ABIOMED, Inc. (a)	2,600	799,812
Agilent Technologies, Inc.	17,075	1,714,671
Alexion Pharmaceuticals, Inc. (a)	11,927	1,362,302
Align Technology, Inc. (a)	3,900	1,158,222
AmerisourceBergen Corp.	8,152	790,989
Amgen, Inc.	32,591	8,255,952
Anthem, Inc.	13,819	3,890,325
Baxter International, Inc.	28,470	2,478,883
Becton Dickinson and Co.	16,477	4,000,121
Biogen, Inc. (a)	8,747	2,515,987
Bio-Rad Laboratories, Inc. Class A (a)	1,200	610,308
Boston Scientific Corp. (a)	80,077	3,284,759
Bristol-Myers Squibb Co.	125,177	7,786,009
Cardinal Health, Inc.	15,724	798,150
Centene Corp. (a)	32,378	1,985,419
Cerner Corp.	17,663	1,295,934
Cigna Corp.	20,184	3,580,036
Cooper Cos., Inc.	2,700	848,826
CVS Health Corp.	71,833	4,462,266
Danaher Corp.	34,778	7,180,614
DaVita, Inc. (a)	4,472	387,991
DENTSPLY SIRONA, Inc.	13,066	586,271
DexCom, Inc. (a)	4,900	2,084,509
Edwards Lifesciences Corp. (a)	33,470	2,873,065
Eli Lilly & Co.	46,562	6,909,335
Gilead Sciences, Inc.	70,346	4,695,595
HCA Healthcare, Inc.	14,400	1,954,368
Henry Schein, Inc. (a)	7,100	471,724
Hologic, Inc. (a)	14,500	865,940
Humana, Inc.	7,117	2,954,765
IDEXX Laboratories, Inc. (a)	4,800	1,877,088
Illumina, Inc. (a)	7,900	2,822,038
Incyte Corp. (a)	10,600	1,021,310
Intuitive Surgical, Inc. (a)	6,456	4,718,303
Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	10,200	$ 1,670,250
Johnson & Johnson	145,541	22,327,445
Laboratory Corp. of America Holdings (a)	5,647	992,460
McKesson Corp.	9,029	1,385,410
Medtronic PLC	73,804	7,931,716
Merck & Co., Inc.	139,498	11,894,994
Mettler-Toledo International, Inc. (a)	1,200	1,164,936
Mylan NV (a)	30,507	499,705
PerkinElmer, Inc.	6,032	710,087
Perrigo Co. PLC	8,714	455,742
Pfizer, Inc.	306,848	11,595,786
Quest Diagnostics, Inc.	7,158	796,256
Regeneron Pharmaceuticals, Inc. (a)	5,658	3,507,564
ResMed, Inc.	8,300	1,500,474
STERIS PLC	5,100	814,164
Stryker Corp.	17,895	3,546,073
Teleflex, Inc.	2,500	982,375
Thermo Fisher Scientific, Inc.	21,912	9,399,810
UnitedHealth Group, Inc.	52,722	16,478,261
Universal Health Services, Inc. Class B	4,400	485,540
Varian Medical Systems, Inc. (a)	4,831	839,000
Vertex Pharmaceuticals, Inc. (a)	14,448	4,032,726
Waters Corp. (a)	3,515	760,154
West Pharmaceutical Services, Inc.	4,300	1,221,028
Zimmer Biomet Holdings, Inc.	11,027	1,553,484
Zoetis, Inc.	26,528	4,247,133
		223,909,593
INDUSTRIALS — 8.0%
3M Co.	32,243	5,256,254
A.O. Smith Corp.	6,500	318,305
Alaska Air Group, Inc.	8,200	319,390
Allegion PLC	5,437	562,131
American Airlines Group, Inc.	24,400	318,420
AMETEK, Inc.	13,301	1,339,411
Boeing Co.	30,024	5,158,724
C.H. Robinson Worldwide, Inc. (b)	7,282	715,821
Carrier Global Corp.	47,179	1,408,293
Caterpillar, Inc.	29,655	4,220,203
Cintas Corp.	4,422	1,473,587
Copart, Inc. (a)	11,700	1,208,844
CSX Corp.	41,759	3,192,893
Cummins, Inc.	7,844	1,625,669
Deere & Co.	17,454	3,666,387
Delta Air Lines, Inc.	31,866	983,066
Dover Corp.	8,545	938,583
Eaton Corp. PLC	21,499	2,195,048
Emerson Electric Co.	31,969	2,220,886
Equifax, Inc.	6,595	1,109,741
Expeditors International of Washington, Inc.	9,744	861,272

See accompanying notes to financial statements.
7

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
Fastenal Co.	31,484	$ 1,538,308
FedEx Corp.	13,050	2,868,912
Flowserve Corp.	6,255	185,648
Fortive Corp.	15,381	1,109,124
Fortune Brands Home & Security, Inc.	7,900	664,232
General Dynamics Corp.	12,889	1,924,972
General Electric Co.	487,049	3,087,891
Honeywell International, Inc.	38,803	6,423,837
Howmet Aerospace, Inc.	21,763	381,288
Huntington Ingalls Industries, Inc.	2,200	333,344
IDEX Corp.	4,100	738,943
IHS Markit, Ltd.	22,100	1,766,232
Illinois Tool Works, Inc.	15,971	3,155,071
Ingersoll Rand, Inc. (a)	17,591	616,741
Jacobs Engineering Group, Inc.	7,657	691,197
JB Hunt Transport Services, Inc.	5,000	702,700
Johnson Controls International PLC	42,593	1,734,813
Kansas City Southern	4,904	892,724
L3Harris Technologies, Inc.	12,012	2,171,049
Lockheed Martin Corp.	13,490	5,264,607
Masco Corp.	14,639	853,454
Nielsen Holdings PLC	23,375	357,170
Norfolk Southern Corp.	14,068	2,989,872
Northrop Grumman Corp.	8,686	2,975,911
Old Dominion Freight Line, Inc.	5,100	1,031,118
Otis Worldwide Corp.	22,589	1,420,848
PACCAR, Inc.	19,035	1,633,964
Parker-Hannifin Corp.	6,914	1,424,353
Pentair PLC	9,491	428,424
Quanta Services, Inc.	8,493	435,266
Raytheon Technologies Corp.	82,452	5,029,572
Republic Services, Inc.	11,714	1,086,122
Robert Half International, Inc.	6,974	371,017
Rockwell Automation, Inc.	6,579	1,516,657
Rollins, Inc.	8,550	471,447
Roper Technologies, Inc.	5,935	2,535,373
Snap-on, Inc.	2,872	425,831
Southwest Airlines Co.	30,727	1,154,721
Stanley Black & Decker, Inc.	8,650	1,395,245
Teledyne Technologies, Inc. (a)	2,100	658,581
Textron, Inc.	11,906	469,454
Trane Technologies PLC	13,816	1,635,676
TransDigm Group, Inc.	2,800	1,399,076
Union Pacific Corp.	37,338	7,185,325
United Airlines Holdings, Inc. (a)	12,400	446,400
United Parcel Service, Inc. Class B	38,855	6,357,455
United Rentals, Inc. (a)	3,900	690,495
Verisk Analytics, Inc.	9,200	1,717,364
W.W. Grainger, Inc.	2,512	917,960
Waste Management, Inc.	21,904	2,497,056
Westinghouse Air Brake Technologies Corp.	10,382	690,922
Security Description	Shares	Value
Xylem, Inc.	10,634	$ 852,634
		128,399,324
INFORMATION TECHNOLOGY — 28.6%
Accenture PLC Class A	35,282	8,465,210
Adobe, Inc. (a)	26,813	13,765,526
Advanced Micro Devices, Inc. (a)	64,600	5,866,973
Akamai Technologies, Inc. (a)	8,734	1,016,900
Amphenol Corp. Class A	15,680	1,721,664
Analog Devices, Inc.	20,970	2,450,974
ANSYS, Inc. (a)	4,800	1,627,248
Apple, Inc.	903,056	116,530,346
Applied Materials, Inc.	49,953	3,077,105
Arista Networks, Inc. (a)	3,100	692,695
Autodesk, Inc. (a)	11,970	2,941,029
Automatic Data Processing, Inc.	23,965	3,333,292
Broadcom, Inc.	22,035	7,649,450
Broadridge Financial Solutions, Inc.	6,200	851,880
Cadence Design Systems, Inc. (a)	14,900	1,652,559
CDW Corp.	7,700	875,105
Cisco Systems, Inc.	235,329	9,935,590
Citrix Systems, Inc.	6,378	926,086
Cognizant Technology Solutions Corp. Class A	29,027	1,940,745
Corning, Inc.	39,550	1,283,793
DXC Technology Co.	15,691	313,506
F5 Networks, Inc. (a)	3,759	497,428
Fidelity National Information Services, Inc.	33,986	5,126,788
Fiserv, Inc. (a)	31,284	3,115,261
FleetCor Technologies, Inc. (a)	4,500	1,131,525
FLIR Systems, Inc.	8,239	304,019
Fortinet, Inc. (a)	7,800	1,029,639
Gartner, Inc. (a)	4,900	636,118
Global Payments, Inc.	16,718	2,952,733
Hewlett Packard Enterprise Co.	77,363	748,100
HP, Inc.	82,663	1,616,062
Intel Corp.	235,220	11,984,459
International Business Machines Corp.	48,547	5,986,331
Intuit, Inc.	14,326	4,948,057
IPG Photonics Corp. (a)	2,200	355,806
Jack Henry & Associates, Inc.	4,100	678,222
Juniper Networks, Inc.	16,444	411,100
Keysight Technologies, Inc. (a)	10,500	1,034,460
KLA Corp.	8,273	1,697,123
Lam Research Corp.	8,081	2,717,964
Leidos Holdings, Inc.	7,200	651,528
Mastercard, Inc. Class A	49,149	17,604,680
Maxim Integrated Products, Inc.	14,900	1,019,756
Microchip Technology, Inc.	13,406	1,470,638
Micron Technology, Inc. (a)	60,028	2,731,874
Microsoft Corp.	420,077	94,739,966
Motorola Solutions, Inc.	9,428	1,458,983
NetApp, Inc.	13,243	627,586

See accompanying notes to financial statements.
8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
NortonLifeLock, Inc.	31,003	$ 729,191
NVIDIA Corp.	34,012	18,195,740
Oracle Corp.	114,970	6,578,583
Paychex, Inc.	18,531	1,417,066
Paycom Software, Inc. (a)	2,900	868,434
PayPal Holdings, Inc. (a)	65,258	13,321,768
Qorvo, Inc. (a)	6,100	782,447
QUALCOMM, Inc.	61,685	7,346,683
salesforce.com, Inc. (a)	50,005	13,633,863
Seagate Technology PLC	12,076	579,527
ServiceNow, Inc. (a)	10,700	5,157,614
Skyworks Solutions, Inc.	9,700	1,405,045
Synopsys, Inc. (a)	8,000	1,770,400
TE Connectivity, Ltd.	18,549	1,791,833
Texas Instruments, Inc.	50,706	7,207,858
Tyler Technologies, Inc. (a)	2,300	794,213
VeriSign, Inc. (a)	5,920	1,271,616
Visa, Inc. Class A	93,140	19,744,749
Western Digital Corp.	17,506	672,580
Western Union Co.	22,040	519,924
Xerox Holdings Corp.	10,023	189,034
Xilinx, Inc.	12,742	1,327,207
Zebra Technologies Corp. Class A (a)	2,700	773,631
		460,272,888
MATERIALS — 2.5%
Air Products & Chemicals, Inc.	12,007	3,509,166
Albemarle Corp.	6,400	582,464
Amcor PLC (a)	90,130	996,838
Avery Dennison Corp.	4,618	532,871
Ball Corp.	18,716	1,504,205
Celanese Corp.	5,800	586,670
CF Industries Holdings, Inc.	13,030	425,169
Corteva, Inc.	43,477	1,241,268
Dow, Inc.	40,510	1,827,811
DuPont de Nemours, Inc.	40,477	2,256,998
Eastman Chemical Co.	6,872	502,412
Ecolab, Inc.	13,689	2,697,828
FMC Corp.	7,022	750,371
Freeport-McMoRan, Inc.	84,464	1,318,483
International Flavors & Fragrances, Inc.	6,280	777,401
International Paper Co.	21,908	794,603
Linde PLC	28,929	7,224,728
LyondellBasell Industries NV Class A	13,922	911,613
Martin Marietta Materials, Inc.	3,455	700,916
Mosaic Co.	20,816	379,476
Newmont Corp.	44,573	2,998,871
Nucor Corp.	17,606	800,369
Packaging Corp. of America	4,800	485,952
PPG Industries, Inc.	13,088	1,575,795
Sealed Air Corp.	9,669	379,992
Sherwin-Williams Co.	4,487	3,011,001
Vulcan Materials Co.	7,090	850,800
Security Description	Shares	Value
Westrock Co.	16,448	$ 498,868
		40,122,939
REAL ESTATE — 2.6%
Alexandria Real Estate Equities, Inc. REIT	7,300	1,229,174
American Tower Corp. REIT	24,282	6,049,860
Apartment Investment and Management Co. Class A, REIT	9,769	351,977
AvalonBay Communities, Inc. REIT	7,729	1,221,646
Boston Properties, Inc. REIT	7,221	627,288
CBRE Group, Inc. Class A (a)	16,908	795,183
Crown Castle International Corp. REIT	23,242	3,794,256
Digital Realty Trust, Inc. REIT	15,300	2,381,445
Duke Realty Corp. REIT	19,900	767,145
Equinix, Inc. REIT	4,938	3,899,934
Equity Residential REIT	19,938	1,125,500
Essex Property Trust, Inc. REIT	3,555	769,693
Extra Space Storage, Inc. REIT	7,500	799,125
Federal Realty Investment Trust REIT	4,600	364,504
Healthpeak Properties, Inc. REIT	30,777	850,676
Host Hotels & Resorts, Inc. REIT	39,259	440,879
Iron Mountain, Inc. REIT (b)	18,074	543,847
Kimco Realty Corp. REIT	23,116	277,161
Mid-America Apartment Communities, Inc. REIT	6,900	808,128
Prologis, Inc. REIT	41,545	4,231,774
Public Storage REIT	7,952	1,689,005
Realty Income Corp. REIT	19,800	1,228,194
Regency Centers Corp. REIT	10,499	416,915
SBA Communications Corp. REIT	6,400	1,958,848
Simon Property Group, Inc. REIT	16,735	1,135,470
SL Green Realty Corp. REIT (b)	4,600	215,096
UDR, Inc. REIT	17,800	619,618
Ventas, Inc. REIT	18,803	774,872
Vornado Realty Trust REIT (b)	10,446	374,280
Welltower, Inc. REIT	23,381	1,344,875
Weyerhaeuser Co. REIT	40,898	1,239,618
		42,325,986
UTILITIES — 2.8%
AES Corp.	35,559	631,172
Alliant Energy Corp.	14,700	796,005
Ameren Corp.	14,356	1,135,703
American Electric Power Co., Inc.	27,743	2,186,981
American Water Works Co., Inc.	9,900	1,399,266
Atmos Energy Corp.	7,400	738,668
CenterPoint Energy, Inc.	31,335	628,893
CMS Energy Corp.	14,501	877,165
Consolidated Edison, Inc.	17,500	1,248,450
Dominion Energy, Inc.	45,924	3,602,279
DTE Energy Co.	10,539	1,250,663

See accompanying notes to financial statements.
9

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
Duke Energy Corp.	40,091	$ 3,220,911
Edison International	21,305	1,118,086
Entergy Corp.	11,200	1,110,368
Evergy, Inc.	11,599	617,299
Eversource Energy	18,443	1,580,750
Exelon Corp.	54,459	2,010,082
FirstEnergy Corp.	32,329	924,286
NextEra Energy, Inc.	26,957	7,525,586
NiSource, Inc.	23,078	511,408
NRG Energy, Inc.	13,698	471,348
Pinnacle West Capital Corp.	6,556	480,883
PPL Corp.	44,756	1,236,608
Public Service Enterprise Group, Inc.	27,936	1,459,377
Sempra Energy	16,524	2,043,193
Southern Co.	57,484	2,999,515
WEC Energy Group, Inc.	17,487	1,645,177
Xcel Energy, Inc.	29,200	2,028,670
		45,478,792
TOTAL COMMON STOCKS (Cost $385,733,872)		1,604,321,393

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.08% (d) (e)	5,765,914	5,765,914
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	1,303,868	$ 1,303,868
TOTAL SHORT-TERM INVESTMENTS (Cost $7,069,782)		7,069,782
TOTAL INVESTMENTS — 100.1% (Cost $392,803,654)		1,611,391,175
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,934,880)
NET ASSETS — 100.0%		$ 1,609,456,295
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended August 31, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2020.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At August 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	55	09/18/2020	$9,503,255	$9,620,643	$117,388
During the period ended August 31, 2020, average notional value related to futures contracts was $23,410,662.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,604,321,393	$—	$—	$1,604,321,393
Short-Term Investments	7,069,782	—	—	7,069,782
TOTAL INVESTMENTS	$1,611,391,175	$—	$—	$1,611,391,175
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	117,388	—	—	117,388
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 117,388	$—	$—	$ 117,388
See accompanying notes to financial statements.
10

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,611,508,563	$—	$—	$1,611,508,563
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/20	Value at 8/31/20	Dividend Income
State Street Corp.	24,347	$ 1,249,245	$ —	$ 294,013	$53,859	$362,718	20,147	$1,371,809	$ 45,858
State Street Institutional Liquid Reserves Fund, Premier Class	17,289,872	17,291,600	92,977,093	110,273,455	4,711	51	—	—	191,533
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	178,689,607	172,923,693	—	—	5,765,914	5,765,914	85,523
State Street Navigator Securities Lending Portfolio II	2,175,869	2,175,869	32,794,289	33,666,291	—	—	1,303,868	1,303,868	20,685
Total		$20,716,714	$304,460,989	$317,157,452	$58,570	$362,769		$8,441,591	$343,599
See accompanying notes to financial statements.
11

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
August 31, 2020

ASSETS
Investments in unaffiliated issuers, at value*	$1,602,949,584
Investments in affiliated issuers, at value	8,441,591
Total Investments	1,611,391,175
Net cash at broker	592,130
Cash	10,501
Receivable from broker — accumulated variation margin on futures contracts	55,071
Receivable for fund shares sold	302,128
Dividends receivable — unaffiliated issuers	2,504,408
Dividends receivable — affiliated issuers	40,400
Securities lending income receivable — unaffiliated issuers	361
Securities lending income receivable — affiliated issuers	575
Receivable from Adviser	73,264
Prepaid expenses and other assets	19,847
TOTAL ASSETS	1,614,989,860
LIABILITIES
Payable upon return of securities loaned	1,303,868
Payable for fund shares repurchased	3,811,804
Advisory fee payable	127,724
Custodian fees payable	7,998
Administration fees payable	46,128
Shareholder servicing fee payable	32,238
Distribution fees payable	49,700
Trustees’ fees and expenses payable	843
Transfer agent fees payable	57,353
Registration and filing fees payable	2,937
Professional fees payable	39,489
Printing and postage fees payable	48,097
Accrued expenses and other liabilities	5,386
TOTAL LIABILITIES	5,533,565
NET ASSETS	$1,609,456,295
NET ASSETS CONSIST OF:
Paid-in Capital	$ 331,402,525
Total distributable earnings (loss)	1,278,053,770
NET ASSETS	$1,609,456,295
NET ASSET VALUE PER SHARE
Net asset value per share	$ 253.59
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,346,764
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 385,188,847
Investments in affiliated issuers	7,614,807
Total cost of investments	$ 392,803,654
* Includes investments in securities on loan, at value	$ 2,985,897
See accompanying notes to financial statements.
12

State Street S&P 500 Index Fund
Statement of Operations
For the Year Ended August 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 12,285
Dividend income — unaffiliated issuers	33,027,774
Dividend income — affiliated issuers	322,914
Unaffiliated securities lending income	3,304
Affiliated securities lending income	20,685
TOTAL INVESTMENT INCOME (LOSS)	33,386,962
EXPENSES
Advisory fee	459,670
Administration fees	766,117
Shareholder servicing fees	367,736
Distribution fees	566,927
Custodian fees	118,490
Trustees’ fees and expenses	40,368
Transfer agent fees	306,772
Registration and filing fees	50,042
Professional fees and expenses	76,541
Printing and postage fees	98,529
Insurance expense	21,897
Miscellaneous expenses	36,354
TOTAL EXPENSES	2,909,443
Expenses waived/reimbursed by the Adviser	(503,835)
NET EXPENSES	2,405,608
NET INVESTMENT INCOME (LOSS)	$ 30,981,354
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	117,953,489
Investments — affiliated issuers	58,570
Futures contracts	3,642,114
Net realized gain (loss)	121,654,173
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	156,956,657
Investments — affiliated issuers	362,769
Futures contracts	(76,141)
Net change in unrealized appreciation/depreciation	157,243,285
NET REALIZED AND UNREALIZED GAIN (LOSS)	278,897,458
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$309,878,812
See accompanying notes to financial statements.
13

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Year Ended 8/31/20	Year Ended 8/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 30,981,354	$ 30,267,486
Net realized gain (loss)	121,654,173	87,856,506
Net change in unrealized appreciation/depreciation	157,243,285	117,155,346
Net increase (decrease) in net assets resulting from operations	309,878,812	235,279,338
Distributions to shareholders	(101,778,161)	(161,580,164)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	326,280,339	293,356,913
Reinvestment of distributions	99,047,950	158,648,087
Cost of shares redeemed	(551,757,204)	(604,867,099)
Net increase (decrease) in net assets from beneficial interest transactions	(126,428,915)	(152,862,099)
Net increase (decrease) in net assets during the period	81,671,736	(79,162,925)
Net assets at beginning of period	1,527,784,559	1,606,947,484
NET ASSETS AT END OF PERIOD	$1,609,456,295	$1,527,784,559
SHARES OF BENEFICIAL INTEREST(a):
Shares sold	1,504,171	1,349,280
Reinvestment of distributions	449,545	839,551
Shares redeemed	(2,486,173)	(1,875,782)
Net increase (decrease)	(532,457)	313,049
(a)	After the close of trading on April 17, 2020, the State Street S&P 500 Index Fund underwent a 1-for-6 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
14

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Year Ended 8/31/20(a)	Year Ended 8/31/19(a)(b)	Year Ended 8/31/18(a)(b)	Year Ended 8/31/17(a)(b)	Year Ended 8/31/16(a)(b)
Net asset value, beginning of period	$ 222.06	$ 244.74	$ 215.94	$ 203.10	$ 188.40
Income (loss) from investment operations:
Net investment income (loss) (c)	4.55	4.38(d)(e)	3.96(d)(e)	3.96(d)(e)	3.96(d)(e)
Net realized and unrealized gain (loss)	42.08	(2.52)	36.72	26.82	18.60
Total from investment operations	46.63	1.86	40.68	30.78	22.56
Distributions to shareholders from:
Net investment income	(4.20)	(4.26)	(4.68)	(3.84)	(3.90)
Net realized gains	(10.90)	(20.28)	(7.20)	(14.10)	(3.96)
Total distributions	(15.10)	(24.54)	(11.88)	(17.94)	(7.86)
Net asset value, end of period	$ 253.59	$ 222.06	$ 244.74	$ 215.94	$ 203.10
Total return (f)	22.14%	2.71%	19.41%	16.06%	12.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,609,456	$1,527,785	$1,606,947	$1,571,873	$1,518,948
Ratios to average net assets:
Total expenses	0.19%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.15%(d)(e)
Net investment income (loss)	2.02%(d)(e)	2.00%(d)(e)	1.74%(d)(e)	1.91%(d)(e)	2.03%(d)(e)
Portfolio turnover rate	5%	3%(g)	2%(g)	3%(g)	6%(g)
(a)	After the close of trading on April 17, 2020, State Street S&P 500 Index Fund underwent a 1-for-6 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio prior to the discontinuance of the master feeder structure.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Reflects amounts waived by the administrator.
(e)	Reflects amounts waived and/or reimbursed by the investment adviser.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(g)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
15

SSGA Funds
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — August 31, 2020

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2020, the Trust consists of four (4) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
16

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2020

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of August 31, 2020 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
17

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2020

3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended August 31, 2020, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$55,071	$—	$55,071
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$3,642,114	$—	$3,642,114
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(76,141)	$—	$(76,141)
18

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2020

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2020 to waive up to the full amount of advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2020 except with the approval of the Board. During the period ended August 31, 2020, SSGA FM agreed to reimburse fees of $350,611.
Administrator, Sub-Administrator, and Custodian Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2020. For the period ended August 31, 2020, SSGA FM waived fees in the amount of $153,224. The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
19

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2020

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended August 31, 2020 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended August 31, 2020, were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$71,972,248	$249,686,443
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, wash sale loss deferrals, corporate actions, and futures contracts. In addition, the Fund has claimed a portion of the payments made to redeeming shareholder as a distribution for income tax purposes.
The tax character of distributions paid during the year ended August 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$28,579,587	$73,198,574	$101,778,161
The tax character of distributions paid during the year ended August 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$ 31,558,640	$ 130,021,524	$ 161,580,164
20

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2020

At August 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street S&P 500 Index Fund	$13,816,308	$—	$90,607,741	$1,173,629,721	$—	$1,278,053,770
As of August 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$437,878,842	$1,195,994,153	$22,364,432	$1,173,629,721
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2020, and the value of the invested cash collateral are disclosed in the Fund's Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street S&P 500 Index Fund	$ 2,985,897	$ 1,303,868	$ 1,809,457	$ 3,113,325
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
21

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2020

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2020:
		Remaining Contractual Maturity of the Agreements As of August 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$1,303,868	$—	$—	$—	$1,303,868	$1,303,868
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Effective October 8, 2020, interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of August 31, 2020.
10.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Reverse Stock Split
The Board authorized a 1-for-6 reverse share split for the State Street S&P 500 Index Fund effective after the close of trading on April 17, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of six, while increasing the NAV of shares outstanding by a factor of six, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Fund have been adjusted to reflect the reverse share split.
22

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2020

12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
23

To the Shareholders and the Board of Trustees of State Street S&P 500 Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index Fund (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October 26, 2020
24

SSGA Funds
State Street S&P 500 Index Fund
Other Information — August 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2020 to August 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street S&P 500 Index Fund	0.16%	$1,199.40	$0.88	$1,024.30	$0.81
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
25

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended August 31, 2020.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2020, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Fund during the year ended August 31, 2020:
Amount
State Street S&P 500 Index Fund	$93,415,002
Proxy Voting Policies and Procedures and Record
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund’s website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund's schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
26

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to State Street S&P 500 Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
27

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2020 (Unaudited)

o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
28

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2020 (Unaudited)

•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the
29

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2020 (Unaudited)

significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street S&P 500 Index Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing
30

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2020 (Unaudited)

the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
31

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	66	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1988	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009-2019, Independent Director, SSGA Qualified Funds PLC.	66	Board Director and Chairman, SPDR Europe 1PLC Board (2011-present); Board Director and Chairman, SPDR Europe II, PLC (2013-present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Managing General Partner, NGN Capital LLC (2006 - 2019); Senior Advisor to NGN Capital LLC (2019 - present); and Managing Director, Vice President of Walden Capital Management (1996 - present).	66	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present);Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	66	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1988	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	66	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
32

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	66	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee, and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 1991	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	48	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	66	None.
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*	66	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trusts (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

33

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
34

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Assistant Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

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State Street S&P 500 Index Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGASPFDAR

Annual Report
August 31, 2020
SSGA Funds
State Street Dynamic Small Cap Fund
State Street Defensive Emerging Markets Equity Fund
State Street International Stock Selection Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Dynamic Small Cap Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street Dynamic Small Cap Fund (the “Fund”) seeks to maximize the total return through investment in equity securities. The Fund’s benchmark is the Russell 2000 Index (the “Index”).
For the 12-month period ended August 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class N was 1.46%, and the Index was 6.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Value, sentiment, and quality were the primary drivers of Fund performance relative to the Index as the strategy’s investment model underperformed during the Reporting Period. Each of the model’s factors underperformed as market fundamentals mattered less and as geo-political events, central bank policy, and the COVID-19 pandemic had an outsized impact on factor performance. The Fund initially performed well at the beginning of the Reporting Period, as the Federal Reserve began cutting short-term rates in 0.25% increments in August, September, and October. The model’s valuation themes performed well in this environment, perceiving the rate cuts to be stimulative to the anemic economic growth occurring in the U.S. at that time. As the end of 2019 approached, markets became even more risk-on when the “Phase One” trade deal was signed between the United States and China. High-risk names strongly outperformed low-risk names in both November and December and the Fund underperformed as the model’s more defensive factors of sentiment and quality detracted from relative return. The model’s dynamic factor was also a significant detractor from relative return during this period due to its tilt towards low risk (low beta and low volatility) names. The dynamic factor viewed high risk as expensive, and therefore expected high beta and high volatility names to underperform in the future.
The Fund underperformed again in the first quarter of 2020, when the Index plunged more than –30% as the spread of COVID-19 shutdown countries and threatened entire economies. This was the worst quarterly loss for the Index since its inception in 1979. Every sector in the Index was negative over the quarter, as global markets took on a decidedly defensive posture and investor sentiment tumbled. The model’s valuation components were by far the biggest detractors from performance during this period. Historically, value themes have tended to underperform in times of market stress, and given the speed and depth of the equity market decline over the first quarter, the model’s valuation components had their worst quarterly performance since the Financial Crisis in 2008. Positive contributions to return from sentiment and the model’s dynamic factor (still tilted towards low risk) were unable to overcome the extremely negative performance of value.
During the second quarter and the remainder of the Reporting Period, equity markets sprung back to life over optimism surrounding the containment of the virus, the re-opening of economies, the promise of potential vaccines to treat COVID-19, and the unprecedented stimulus from the Federal Reserve. The Index soared +25.42% in 2Q20, posting its best quarterly performance since 1991. The Fund underperformed during this period as high-risk, low-quality stocks surged. Although value was modestly positive in April as the Index shot up ~14%, it continued to underperform throughout May and June as stocks with expensive valuations continued trending higher. For the remainder of the Reporting Period, the Fund outperformed in July as both sentiment and quality performed strongly, but the Fund underperformed again in August as sentiment reversed.
The Fund used index futures in order to hedge cash during the Reporting Period. The Fund’s use of index futures did not substantially contribute to or detract from the Fund performance relative to the Index, as these futures contracts closely track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Lithia Motors Inc., Quidel Corp., and Amedisys Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Invesco Mortgage Capital Inc., PennyMac Mortgage Investment Trust REIT, and Conmed Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

State Street Dynamic Small Cap Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
The growth of $10,000 is cumulative. The performance of other shares classes will vary based on the sales charges and the fee structure of those classes.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2020

	Total Return One Year Ended August 31, 2020	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Five Years Ended August 31, 2020	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Ten Years Ended August 31, 2020	Adjusted for the Maximum Sales Charge (Max 5.25% Load)
State Street Dynamic Small Cap Fund Class A	1.30%	(4.02%)	5.16%	4.03%	11.95%	11.34%
State Street Dynamic Small Cap Fund Class I	1.71%	N/A	5.48%	N/A	12.17%	N/A
State Street Dynamic Small Cap Fund Class K	1.71%	N/A	5.55%	N/A	12.23%	N/A
State Street Dynamic Small Cap Fund Class N	1.46%	N/A	5.29%	N/A	12.06%	N/A
Russell 2000® Index(1)	6.02%	N/A	7.65%	N/A	11.53%	N/A

(1)	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
See accompanying notes to financial statements.

State Street Dynamic Small Cap Fund
Performance Summary (Unaudited)  (continued)
The maximum sales charge for Class A shares is 5.25%. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. Class I, Class K, and Class N are not subject to a sales charge.
Adjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees and the maximum sales load of Class A. Unadjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees. Unadjusted returns do not reflect sales charges and would have been lower if they had. Performance shown for the periods prior to the inception of Class I and K shares on July 7, 2014, reflects the historical performance of the Fund’s Class N shares. Had the Fund’s Class I and K fees been reflected, the returns shown for those periods would have been higher.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance includes reinvestment of all distributions. The gross expense ratio for the State Street Dynamic Small Cap Fund as stated in the Fees and Expenses table of the most recent prospectus is 2.06%, 1.81%, 1.61%, and 1.87% for Class A, I, and K, and N, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.

State Street Dynamic Small Cap Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2020

Description	% of Net Assets
TopBuild Corp.	1.0%
EMCOR Group, Inc.	1.0
Meritage Homes Corp.	0.9
Werner Enterprises, Inc.	0.9
Stifel Financial Corp.	0.9
TOTAL	4.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of August 31, 2020

% of Net Assets
Biotechnology	8.4%
Specialty Retail	4.7
Capital Markets	4.7
Equity Real Estate Investment Trusts (REITs)	4.7
Health Care Providers & Services	4.3
Banks	4.1
Trading Companies & Distributors	4.0
Chemicals	3.8
Household Durables	3.7
Semiconductors & Semiconductor Equipment	3.6
Thrifts & Mortgage Finance	3.5
Software	3.3
Pharmaceuticals	3.1
Building Products	2.6
Electronic Equipment, Instruments & Components	2.2
Commercial Services & Supplies	2.1
Insurance	2.1
Hotels, Restaurants & Leisure	2.1
Professional Services	1.9
Oil, Gas & Consumable Fuels	1.7
Food Products	1.7
Construction & Engineering	1.6
Machinery	1.5
Communications Equipment	1.5
Road & Rail	1.5
Mortgage Real Estate Investment Trust (REITs)	1.4
Household Products	1.3
IT Services	1.3
Food & Staples Retailing	1.2
Health Care Equipment & Supplies	1.1
Electric Utilities	1.1
Internet & Direct Marketing Retail	1.1
Auto Components	1.1
Paper & Forest Products	1.0
Electrical Equipment	1.0
Textiles, Apparel & Luxury Goods	0.9
Health Care Technology	0.9
Metals & Mining	0.8
Personal Products	0.7
Consumer Finance	0.7
Real Estate Management & Development	0.5
Interactive Media & Services	0.5
Diversified Telecommunication Services	0.4
Leisure Equipment & Products	0.4
Energy Equipment & Services	0.4
Life Sciences Tools & Services	0.4
Technology Hardware, Storage & Peripherals	0.4
Diversified Consumer Services	0.3
Air Freight & Logistics	0.3
Gas Utilities	0.3
Independent Power & Renewable Electricity Producers	0.3
Media	0.2
Multiline Retail	0.2
Wireless Telecommunication Services	0.2
Aerospace & Defense	0.2
Distributors	0.2
Marine	0.1
Multi-Utilities	0.1
Entertainment	0.1
Tobacco	0.1
Airlines	0.1
See accompanying notes to financial statements.

State Street Dynamic Small Cap Fund
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

State Street Defensive Emerging Markets Equity Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street Defensive Emerging Markets Equity Fund (the “Fund”) seeks to provide long-term capital growth by investing primarily in securities of foreign issuers. The Fund’s benchmark is the MSCI Emerging Market Net Dividend Index (the “Index”).
For the 12-month period ended August 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class N was –0.42%, and the Index was 14.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Risk dynamics, along with Value, Quality, Sentiment based factors were primary drivers of Fund performance during the Reporting Period relative to the Index. Most of these, but especially Risk, had an exceptionally challenging year, as investors were risk seeking, even during the period of the pandemic. Low risk positioning detracted from overall performance. Lower valuation also lagged as investors preferred maintaining exposure in the higher growth (and higher valuation) segments of the market. Sentiment based factors were the most successful factor group over the Reporting Period as stocks with high past momentum continued to outperform.
At the sector level underperformance was most pronounced within Communication Services and Consumer Discretionary sectors. Within Communication Services the defensive nature of the strategy lends itself to overweighting traditional Telecomm stocks, and having less exposure to more expensive ,new economy Media & Entertainment stocks. Over the last year this positioning detracted heavily from returns as the portfolio was 13% overweight to Telecoms which underperformed the broad EM index by –11.5%. Additionally, the 6.8% underweight to Media & Entertainment group which outperformed by close to 45%. Underperformance within the Consumer Discretionary sector was primarily the result of a relatively large underweight to the sector at the portfolio level. Consumer Discretionary stocks outperformed the broad MSCI EM index by 31% over the year, lead by Chinese internet retailers and such as JD.Com (158%) and Meituan Dianping (+248%).
At the country level underperformance was heavily concentrated within China where the portfolio was hurt both by an underweight to the country as it outperformed MSCI EM by almost 22.8%, as well as stock selection within China where the portfolio lagged MSCI China by more than 48%.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Itau Unibanco Holding, Petrobras, and Banco Bradesco.
The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Alibaba, Tencent and KT&G Corp.
The Fund used index futures in order to equitize cash during the Reporting Period. The Fund’s use of futures did not substantially contribute to or detract from the Fund performance relative to the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

State Street Defensive Emerging Markets Equity Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
The growth of $10,000 is cumulative. The performance of other shares classes will vary based on the sales charges and the fee structure of those classes.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2020

	Total Return One Year Ended August 31, 2020	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Five Years Ended August 31, 2020	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Ten Years Ended August 31, 2020	Adjusted for the Maximum Sales Charge (Max 5.25% Load)
State Street Defensive Emerging Markets Equity Fund Class A	(0.47%)	(5.74%)	2.19%	1.09%	0.04%	(0.50%)
State Street Defensive Emerging Markets Equity Fund Class I	(0.37%)	N/A	2.36%	N/A	0.19%	N/A
State Street Defensive Emerging Markets Equity Fund Class K	(0.14%)	N/A	2.54%	N/A	0.29%	N/A
State Street Defensive Emerging Markets Equity Fund Class N	(0.42%)	N/A	2.27%	N/A	0.13%	N/A
MSCI ® Emerging Markets Index(1)	14.49%	N/A	8.66%	N/A	3.76%	N/A

(1)	The MSCI® Emerging Markets Index is comprised of 26 countries. MSCI targets to capture 85% of free float-adjusted companies within each industry group in every country. Designation as an emerging market is determined by a number of factors, such as gross domestic product per capita; local government regulations; perceived investment risk; foreign ownership limits and capital controls; or the general perception by the investment community when determining an “emerging” classification of a market.
See accompanying notes to financial statements.

State Street Defensive Emerging Markets Equity Fund
Performance Summary (Unaudited)  (continued)
The maximum sales charge for Class A shares is 5.25%. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. Class I, Class K, and Class N are not subject to a sales charge.
Adjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees and the maximum sales load of Class A. Unadjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees. Unadjusted returns do not reflect sales charges and would have been lower if they had. Performance shown for the periods prior to the inception of Class I and K shares on July 7, 2014, reflects the historical performance of the Fund’s Class N shares. Had the Fund’s Class I and K fees been reflected, the returns shown for those periods would have been higher.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance includes reinvestment of all distributions. The gross expense ratio for the State Street Defensive Emerging Markets Equity Fund as stated in the Fees and Expenses table of the most recent prospectus is 1.96%, 1.71%, 1.51%, and 1.76% for Class A, I, K, and N, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.

State Street Defensive Emerging Markets Equity Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2020

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
KT&G Corp.	2.7
First Financial Holding Co., Ltd.	2.6
O2 Czech Republic A/S	2.6
HCL Technologies, Ltd.	2.6
TOTAL	13.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

State Street International Stock Selection Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street International Stock Selection Fund (the “Fund”) seeks to provide long-term capital growth by investing primarily in securities of foreign issuers. The Fund’s benchmark is the MSCI EAFE Net Dividend Index (the “Index”).
For the 12-month period ended August 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class N was 1.94%, and the Index was 6.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Value, Quality, and Sentiment based factors were primary drivers of Fund performance during the Reporting Period relative to the Index. Valuation and Quality based factors had a challenging year detracting from overall performance as companies with lower valuation and higher quality lagged their more expensive and lower quality peers, in a context where investors chased growth without paying much consideration to valuation and risk metrics. Sentiment based factors were the most successful factor group over the Reporting Period as stocks with high past momentum continued to outperform.
Stock selection in each of the Industrials and Healthcare sectors were the largest negative contributions to Fund performance, while stock selection in the Consumer Staples and Utilities sectors was the largest positive contribution to excess return relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Roche Holdings AG, Fortescue Metals Group and Nestle SA. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Royal Dutch Shell (Class A and B), Vicinity Centres, and Societe Generale SA.
The Fund used index futures in order to equitize cash during the Reporting Period. The Fund’s use of futures did not substantially contribute to or detract from the Fund performance relative to the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

State Street International Stock Selection Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
The growth of $10,000 is cumulative. The performance of other shares classes will vary based on the sales charges and the fee structure of those classes.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2020

	Total Return One Year Ended August 31, 2020	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Five Years Ended August 31, 2020	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Ten Years Ended August 31, 2020	Adjusted for the Maximum Sales Charge (Max 5.25% Load)
State Street International Stock Selection Fund Class A	1.75%	(3.58%)	1.18%	0.09%	4.00%	3.44%
State Street International Stock Selection Fund Class I	2.02%	N/A	1.54%	N/A	4.29%	N/A
State Street International Stock Selection Fund Class K	2.21%	N/A	1.63%	N/A	4.36%	N/A
State Street International Stock Selection Fund Class N	1.94%	N/A	1.40%	N/A	4.21%	N/A
MSCI ® EAFE® Net Dividend Index (reflects no deduction for fees, expenses or taxes)(1)	6.13%	N/A	4.72%	N/A	5.88%	N/A

(1)	The MSCI® EAFE® Net Dividend Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI® EAFE® Net Dividend Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
See accompanying notes to financial statements.

State Street International Stock Selection Fund
Performance Summary (Unaudited)  (continued)
The maximum sales charge for Class A shares is 5.25%. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. Class I, Class K, and Class N are not subject to a sales charge.
Adjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees and the maximum sales load of Class A. Unadjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees. Unadjusted returns do not reflect sales charges and would have been lower if they had. Performance shown for the periods prior to the inception of Class I and K shares on July 7, 2014, reflects the historical performance of the Fund’s Class N shares. Had the Fund’s Class I and K fees been reflected, the returns shown for those periods would have been higher.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance includes reinvestment of all distributions. The gross expense ratio for the State Street International Stock Selection Fund as stated in the Fees and Expenses table of the most recent prospectus is 1.48%, 1.23%, 1.03%, and 1.28% for Class A, I, K, and N, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.

State Street International Stock Selection Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2020

Description	% of Net Assets
Nestle SA	3.3%
Roche Holding AG	2.6
Novartis AG	2.1
Novo Nordisk A/S	1.8
Toyota Motor Corp.	1.7
TOTAL	11.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATION SERVICES — 1.4%
ATN International, Inc.	583	$ 33,814
Consolidated Communications Holdings, Inc. (a)	4,970	38,667
Glu Mobile, Inc. (a)	1,788	14,197
Gray Television, Inc. (a)	2,234	34,672
Meet Group, Inc. (a)	6,934	43,684
ORBCOMM, Inc. (a)	959	3,845
Shenandoah Telecommunications Co.	677	37,438
TEGNA, Inc.	617	7,725
Yelp, Inc. (a)	1,615	37,339
		251,381
CONSUMER DISCRETIONARY — 14.7%
1-800-Flowers.com, Inc. Class A (a)	1,048	31,367
Aaron's, Inc.	1,700	95,013
Adtalem Global Education, Inc. (a)	989	32,835
American Eagle Outfitters, Inc. (b)	3,688	46,506
America's Car-Mart, Inc. (a)	191	19,195
Asbury Automotive Group, Inc. (a)	459	48,558
Beazer Homes USA, Inc. (a)	1,718	21,028
Big Lots, Inc.	855	40,313
Bloomin' Brands, Inc.	977	14,010
Boyd Gaming Corp.	2,188	58,595
Brinker International, Inc.	249	11,215
Buckle, Inc. (b)	3,023	56,651
Caesars Entertainment, Inc. (a)	623	28,533
Cavco Industries, Inc. (a)	56	10,691
Citi Trends, Inc.	1,309	25,303
Cooper Tire & Rubber Co.	2,238	77,368
Core-Mark Holding Co., Inc.	798	26,669
Cracker Barrel Old Country Store, Inc.	62	8,290
Dana, Inc.	1,389	19,377
Deckers Outdoor Corp. (a)	411	83,791
Dine Brands Global, Inc. (b)	722	43,002
Green Brick Partners, Inc. (a)	446	6,351
Helen of Troy, Ltd. (a)	49	10,134
Jack in the Box, Inc.	1,092	89,970
Johnson Outdoors, Inc. Class A	456	39,084
K12, Inc. (a)	224	8,335
KB Home	621	22,207
LCI Industries	527	59,883
Lithia Motors, Inc. Class A	390	97,094
M/I Homes, Inc. (a)	144	6,129
Malibu Boats, Inc. Class A (a)	77	3,992
Marine Products Corp.	800	11,560
MasterCraft Boat Holdings, Inc. (a)	397	8,301
MDC Holdings, Inc.	782	33,923
Meritage Homes Corp. (a)	1,691	162,387
Murphy USA, Inc. (a)	958	129,196
ODP Corp	2,274	53,166
Overstock.com, Inc. (a)	366	32,025
Security Description	Shares	Value
Penn National Gaming, Inc. (a)(b)	994	$ 50,793
Perdoceo Education Corp. (a)	1,094	15,721
PetMed Express, Inc. (b)	1,022	35,525
Rent-A-Center, Inc.	2,230	68,461
RH (a)(b)	309	102,140
Rocky Brands, Inc.	2,537	61,091
Sally Beauty Holdings, Inc. (a)	678	7,566
Shoe Carnival, Inc. (b)	730	24,002
Signet Jewelers, Ltd. (b)	662	11,433
Sleep Number Corp. (a)	842	40,416
Sonic Automotive, Inc. Class A	729	30,807
Stamps.com, Inc. (a)	374	93,253
Standard Motor Products, Inc.	772	35,080
Steven Madden, Ltd.	459	9,712
Sturm Ruger & Co., Inc.	79	5,598
Taylor Morrison Home Corp. (a)	2,740	64,472
Texas Roadhouse, Inc.	898	56,565
TopBuild Corp. (a)	1,172	180,254
TRI Pointe Group, Inc. (a)	8,843	149,270
Tupperware Brands Corp.	626	10,198
Wingstop, Inc.	92	15,033
Wolverine World Wide, Inc.	518	12,940
		2,652,377
CONSUMER STAPLES — 4.9%
Alico, Inc.	3,048	98,511
B&G Foods, Inc. (b)	1,691	52,658
BellRing Brands, Inc. Class A (a)	2,824	54,899
BJ's Wholesale Club Holdings, Inc. (a)	1,135	50,405
Central Garden & Pet Co. (a)	2,412	98,144
Central Garden & Pet Co. Class A (a)	3,527	131,063
Darling Ingredients, Inc. (a)	2,887	92,297
Ingles Markets, Inc. Class A	2,506	101,242
Medifast, Inc.	261	42,470
Seneca Foods Corp. Class A (a)	1,279	60,574
SpartanNash Co.	2,895	57,842
United Natural Foods, Inc. (a)	178	3,213
USANA Health Sciences, Inc. (a)	411	32,227
Vector Group, Ltd.	1,401	14,108
		889,653
ENERGY — 2.1%
Antero Resources Corp. (a)	2,968	9,557
Berry Corp.	4,193	16,520
Bonanza Creek Energy, Inc. (a)	263	5,271
Cactus, Inc. Class A	831	18,357
CNX Resources Corp. (a)	1,628	17,843
Delek US Holdings, Inc.	2,269	35,691
DHT Holdings, Inc.	3,719	19,674
Evolution Petroleum Corp.	5,732	15,648
Liberty Oilfield Services, Inc. Class A	978	6,308
Matador Resources Co. (a)	1,298	12,630
Ovintiv, Inc. (b)	1,007	11,158
Patterson-UTI Energy, Inc.	7,737	29,787

See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
ProPetro Holding Corp. (a)	1,826	$ 11,467
Range Resources Corp.	3,727	27,803
Renewable Energy Group, Inc. (a)	1,284	42,924
Southwestern Energy Co. (a)	21,623	60,112
World Fuel Services Corp.	1,483	39,151
		379,901
FINANCIALS — 16.5%
1st Source Corp.	3,429	118,129
Amalgamated Bank Class A	1,413	16,631
Ames National Corp.	927	18,494
Ares Commercial Real Estate Corp. REIT	2,402	23,924
Artisan Partners Asset Management, Inc. Class A	4,086	158,169
Bancorp, Inc. (a)	8,632	82,004
Bank of NT Butterfield & Son, Ltd.	701	17,665
BankFinancial Corp.	3,360	24,394
Brightsphere Investment Group, Inc.	5,159	71,504
Cadence BanCorp	5,226	49,647
Central Pacific Financial Corp.	1,417	21,949
Cherry Hill Mortgage Investment Corp. REIT	2,973	28,422
Civista Bancshares, Inc.	2,866	38,261
CNO Financial Group, Inc.	5,580	90,954
Donegal Group, Inc. Class A	3,335	48,124
Donnelley Financial Solutions, Inc. (a)	1,483	16,165
eHealth, Inc. (a)	59	3,724
Ellington Residential Mortgage REIT	6,478	73,590
ESSA Bancorp, Inc.	1,274	16,307
Essent Group, Ltd.	2,518	89,893
Evans Bancorp, Inc.	268	6,110
Federated Hermes, Inc.	6,115	146,210
Financial Institutions, Inc.	257	4,428
First Financial Bancorp	372	5,104
First Internet Bancorp	431	6,297
First Northwest Bancorp	3,101	34,421
Flagstar Bancorp, Inc.	4,226	132,781
Green Dot Corp. Class A (a)	443	23,063
HBT Financial, Inc. (b)	2,709	32,102
HCI Group, Inc.	1,441	78,851
Heartland Financial USA, Inc.	130	4,476
International Bancshares Corp.	3,030	95,687
Investors Bancorp, Inc.	4,237	32,837
Investors Title Co.	103	14,014
KKR Real Estate Finance Trust, Inc. REIT	7,195	130,949
Mr Cooper Group, Inc. (a)	1,513	27,726
Navient Corp.	11,425	103,853
Northrim BanCorp, Inc.	629	16,926
PennyMac Financial Services, Inc.	1,391	73,333
Piper Sandler Cos.	485	36,593
Premier Financial Bancorp, Inc.	566	7,256
Premier Financial Corp.	2,547	46,546
Radian Group, Inc.	6,286	97,056
Security Description	Shares	Value
Sierra Bancorp	4,414	$ 78,878
Stewart Information Services Corp.	3,197	136,416
Stifel Financial Corp.	3,121	158,266
Territorial Bancorp, Inc.	3,280	69,405
UMB Financial Corp.	510	27,397
Virtus Investment Partners, Inc.	1,014	143,887
Waddell & Reed Financial, Inc. Class A (b)	7,672	120,834
Walker & Dunlop, Inc.	1,428	78,226
Watford Holdings, Ltd. (a)	777	12,432
		2,990,310
HEALTH CARE — 18.3%
Aduro Biotech, Inc. (a)(b)	6,290	19,499
Akcea Therapeutics, Inc. (a)(b)	1,547	28,279
Akebia Therapeutics, Inc. (a)	1,822	18,967
Allakos, Inc. (a)(b)	130	11,645
Allogene Therapeutics, Inc. (a)(b)	242	8,627
AMAG Pharmaceuticals, Inc. (a)	1,668	17,280
Amicus Therapeutics, Inc. (a)	3,261	47,611
AMN Healthcare Services, Inc. (a)	1,087	58,524
Amneal Pharmaceuticals, Inc. (a)(b)	5,944	24,430
Amphastar Pharmaceuticals, Inc. (a)	6,817	138,930
ANI Pharmaceuticals, Inc. (a)	519	16,276
Anika Therapeutics, Inc. (a)	641	24,570
Apellis Pharmaceuticals, Inc. (a)(b)	300	9,249
Arcturus Therapeutics Holdings, Inc. (a)	232	11,192
Ardelyx, Inc. (a)	1,501	8,616
Arena Pharmaceuticals, Inc. (a)	948	66,189
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,179	49,801
Assembly Biosciences, Inc. (a)	426	9,317
Axsome Therapeutics, Inc. (a)(b)	54	3,959
BioCryst Pharmaceuticals, Inc. (a)	2,558	10,616
Biohaven Pharmaceutical Holding Co., Ltd. (a)	327	20,729
Bioxcel Therapeutics, Inc. (a)	88	3,586
Blueprint Medicines Corp. (a)	416	32,211
Bridgebio Pharma, Inc. (a)(b)	351	10,481
Calithera Biosciences, Inc. (a)	4,234	17,063
CareDx, Inc. (a)	121	4,132
Castle Biosciences, Inc. (a)	170	7,774
Catabasis Pharmaceuticals, Inc. (a)	600	3,960
Champions Oncology, Inc. (a)	1,456	12,056
Checkpoint Therapeutics, Inc. (a)(b)	3,383	7,375
ChemoCentryx, Inc. (a)	387	20,704
Clovis Oncology, Inc. (a)(b)	909	4,736
Coherus Biosciences, Inc. (a)(b)	773	14,664
Community Health Systems, Inc. (a)	1,525	7,884
Computer Programs & Systems, Inc.	2,181	59,672
Concert Pharmaceuticals, Inc. (a)	1,181	11,361
CONMED Corp.	196	16,917
Corcept Therapeutics, Inc. (a)	5,078	64,491
CorVel Corp. (a)	895	74,303
Covetrus, Inc. (a)	1,591	36,450
Cue Biopharma, Inc. (a)	382	6,826

See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
Cytokinetics, Inc. (a)	176	$ 4,217
CytomX Therapeutics, Inc. (a)	1,955	14,271
Deciphera Pharmaceuticals, Inc. (a)	181	8,147
Denali Therapeutics, Inc. (a)	315	10,049
Dicerna Pharmaceuticals, Inc. (a)	176	3,260
Durect Corp. (a)(b)	6,074	10,538
Eagle Pharmaceuticals, Inc. (a)	509	20,197
Editas Medicine, Inc. (a)	1,250	44,037
Emergent BioSolutions, Inc. (a)	640	72,992
Enanta Pharmaceuticals, Inc. (a)	650	33,923
Endo International PLC (a)	1,512	4,551
Ensign Group, Inc.	833	48,764
Epizyme, Inc. (a)	265	3,445
Esperion Therapeutics, Inc. (a)(b)	695	25,089
Evolent Health, Inc. Class A (a)	360	5,159
Fate Therapeutics, Inc. (a)(b)	1,095	39,858
FibroGen, Inc. (a)	524	23,491
Five Prime Therapeutics, Inc. (a)	2,039	8,707
FONAR Corp. (a)	3,644	92,448
Fortress Biotech, Inc. (a)	5,494	21,729
Halozyme Therapeutics, Inc. (a)	2,097	60,803
Harvard Bioscience, Inc. (a)	5,829	19,527
Heron Therapeutics, Inc. (a)	245	3,504
ImmunoGen, Inc. (a)	1,410	5,217
InfuSystem Holdings, Inc. (a)	729	10,607
Innoviva, Inc. (a)	1,413	16,546
Inovalon Holdings, Inc. Class A (a)	2,204	54,538
Inovio Pharmaceuticals, Inc. (a)(b)	1,414	16,954
Insmed, Inc. (a)	542	15,279
Invitae Corp. (a)(b)	840	29,366
Ironwood Pharmaceuticals, Inc. (a)	2,966	29,957
Karuna Therapeutics, Inc. (a)	50	3,820
Kodiak Sciences, Inc. (a)	127	6,679
Lannett Co., Inc. (a)(b)	756	3,977
Lexicon Pharmaceuticals, Inc. (a)(b)	7,167	12,542
LHC Group, Inc. (a)	471	98,175
Ligand Pharmaceuticals, Inc. (a)(b)	352	35,904
Luminex Corp.	317	8,461
MacroGenics, Inc. (a)	635	18,377
Magellan Health, Inc. (a)	746	56,293
Medpace Holdings, Inc. (a)	115	14,926
Meridian Bioscience, Inc. (a)	1,919	27,135
Minerva Neurosciences, Inc. (a)(b)	4,139	13,162
Mirati Therapeutics, Inc. (a)(b)	280	41,824
MyoKardia, Inc. (a)	376	41,149
Natera, Inc. (a)	722	45,999
National HealthCare Corp.	1,450	92,365
National Research Corp.	361	20,216
Neogen Corp. (a)	307	23,393
NeoGenomics, Inc. (a)	279	10,867
NextGen Healthcare, Inc. (a)	3,061	40,589
Novavax, Inc. (a)(b)	604	66,645
NuVasive, Inc. (a)	147	7,663
OPKO Health, Inc. (a)(b)	4,021	13,028
Osmotica Pharmaceuticals PLC (a)	1,825	10,840
Patterson Cos., Inc. (b)	1,262	36,611
Security Description	Shares	Value
PetIQ, Inc. (a)(b)	230	$ 8,091
Pfenex, Inc. (a)	2,042	25,586
Phibro Animal Health Corp. Class A	1,057	22,683
Prestige Consumer Healthcare, Inc. (a)	3,308	120,510
Providence Service Corp. (a)	467	43,240
PTC Therapeutics, Inc. (a)	437	21,599
Puma Biotechnology, Inc. (a)	429	4,414
Retractable Technologies, Inc. (a)(b)	1,582	9,998
Retrophin, Inc. (a)	1,155	22,626
Sangamo Therapeutics, Inc. (a)	317	3,498
Select Medical Holdings Corp. (a)	7,542	151,368
Seres Therapeutics, Inc. (a)	455	12,053
Simulations Plus, Inc.	126	7,507
Sorrento Therapeutics, Inc. (a)(b)	1,664	13,329
Strongbridge Biopharma PLC (a)	2,801	10,756
Supernus Pharmaceuticals, Inc. (a)	2,808	61,748
Syndax Pharmaceuticals, Inc. (a)	869	14,173
Tenet Healthcare Corp. (a)	1,075	30,293
TG Therapeutics, Inc. (a)(b)	906	22,473
Turning Point Therapeutics, Inc. (a)	125	9,773
Twist Bioscience Corp. (a)	188	13,147
Ultragenyx Pharmaceutical, Inc. (a)	436	37,086
Utah Medical Products, Inc.	341	28,013
Vanda Pharmaceuticals, Inc. (a)	2,392	24,614
Veracyte, Inc. (a)(b)	190	6,329
Verastem, Inc. (a)(b)	2,355	2,967
Vir Biotechnology, Inc. (a)(b)	261	10,565
Voyager Therapeutics, Inc. (a)	2,005	23,639
Xencor, Inc. (a)	445	15,909
		3,306,749
INDUSTRIALS — 17.0%
Altra Industrial Motion Corp.	516	20,150
ArcBest Corp.	1,185	40,077
ASGN, Inc. (a)	841	60,359
Atkore International Group, Inc. (a)	4,293	114,752
Barrett Business Services, Inc.	883	50,834
BMC Stock Holdings, Inc. (a)	3,590	143,313
Builders FirstSource, Inc. (a)	4,313	132,064
Comfort Systems USA, Inc.	64	3,243
Costamare, Inc.	5,157	26,043
CRA International, Inc.	733	31,160
CSW Industrials, Inc.	677	48,913
EMCOR Group, Inc.	2,376	178,224
Fluor Corp.	2,928	27,875
GATX Corp.	212	14,179
GMS, Inc. (a)	1,127	29,854
Great Lakes Dredge & Dock Corp. (a)	1,765	16,538
H&E Equipment Services, Inc.	1,267	25,669
HNI Corp.	4,682	149,122
Hub Group, Inc. Class A (a)	1,031	55,509
Insperity, Inc.	254	17,112
Interface, Inc.	4,829	36,507
KAR Auction Services, Inc.	2,921	50,650
Kforce, Inc.	2,829	97,148

See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
Marten Transport, Ltd.	2,905	$ 52,755
Masonite International Corp. (a)	1,095	99,963
Maxar Technologies, Inc. (a)	994	23,011
McGrath RentCorp	1,877	124,558
Meritor, Inc. (a)	2,263	51,506
Mueller Industries, Inc.	1,500	44,550
National Presto Industries, Inc.	95	8,543
Orion Energy Systems, Inc. (a)	7,188	45,859
Patrick Industries, Inc.	1,043	58,627
Pitney Bowes, Inc.	4,795	26,325
Plug Power, Inc. (a)	1,074	13,940
Preformed Line Products Co.	110	5,985
Primoris Services Corp.	3,635	69,283
Rexnord Corp.	1,411	40,863
Rush Enterprises, Inc. Class A	2,923	141,239
Rush Enterprises, Inc. Class B	3,170	132,474
Simpson Manufacturing Co., Inc.	1,298	127,645
SkyWest, Inc.	358	12,047
Standex International Corp.	1,253	72,473
TriNet Group, Inc. (a)	1,291	87,581
Triton International, Ltd.	4,233	152,642
Universal Logistics Holdings, Inc.	553	11,889
Wabash National Corp.	3,914	47,790
Werner Enterprises, Inc.	3,486	160,391
WESCO International, Inc. (a)	1,821	85,314
		3,066,548
INFORMATION TECHNOLOGY — 12.2%
ADTRAN, Inc.	898	9,959
Advanced Energy Industries, Inc. (a)	1,054	78,122
Alarm.com Holdings, Inc. (a)	671	40,173
Amkor Technology, Inc. (a)	6,854	83,585
Avaya Holdings Corp. (a)	2,769	42,975
Axcelis Technologies, Inc. (a)	1,689	39,911
Cerence, Inc. (a)	86	4,575
ChannelAdvisor Corp. (a)	685	11,522
CommVault Systems, Inc. (a)	152	6,571
CyberOptics Corp. (a)	283	9,070
Digital Turbine, Inc. (a)	1,578	38,172
Diodes, Inc. (a)	2,443	119,365
Domo, Inc. Class B (a)	231	9,406
Endurance International Group Holdings, Inc. (a)	7,321	47,660
EVERTEC, Inc.	1,094	38,312
ExlService Holdings, Inc. (a)	129	8,216
Extreme Networks, Inc. (a)	8,796	38,438
Fabrinet (a)	1,981	138,234
FormFactor, Inc. (a)	3,035	79,305
II-VI, Inc. (a)(b)	1,384	61,588
InterDigital, Inc.	972	59,438
J2 Global, Inc. (a)	1,191	83,358
MACOM Technology Solutions Holdings, Inc. (a)	390	13,896
ManTech International Corp. Class A	289	21,632
MicroStrategy, Inc. Class A (a)	487	70,342
Security Description	Shares	Value
NeoPhotonics Corp. (a)	2,503	$ 16,670
NETGEAR, Inc. (a)	1,193	39,787
NetScout Systems, Inc. (a)	4,574	105,842
OneSpan, Inc. (a)	1,070	23,058
Perficient, Inc. (a)	672	28,835
Perspecta, Inc.	904	18,776
Photronics, Inc. (a)	2,350	23,570
Plexus Corp. (a)	2,070	157,465
Progress Software Corp.	2,744	103,970
Qualys, Inc. (a)	878	93,191
Rambus, Inc. (a)	7,786	104,566
Ribbon Communications, Inc. (a)	3,177	13,598
Semtech Corp. (a)	1,251	73,371
SPS Commerce, Inc. (a)	820	65,502
Super Micro Computer, Inc. (a)	2,345	64,230
Sykes Enterprises, Inc. (a)	1,934	64,025
Synaptics, Inc. (a)	185	15,786
Vishay Intertechnology, Inc.	2,493	39,863
Xperi Holding Corp.	744	9,322
		2,215,252
MATERIALS — 5.7%
Avient Corp.	2,703	68,981
Balchem Corp.	370	36,149
Boise Cascade Co.	2,334	106,897
Coeur Mining, Inc. (a)(b)	922	7,800
Hawkins, Inc.	2,222	111,589
HB Fuller Co.	643	30,973
Innospec, Inc.	240	17,926
Koppers Holdings, Inc. (a)	953	22,929
Kraton Corp. (a)	669	9,393
Kronos Worldwide, Inc.	4,506	56,280
Louisiana-Pacific Corp.	1,842	60,675
Materion Corp.	1,125	61,414
Minerals Technologies, Inc.	1,721	87,341
Schnitzer Steel Industries, Inc. Class A	204	4,027
Schweitzer-Mauduit International, Inc.	638	19,351
Stepan Co.	759	87,505
Tredegar Corp.	7,201	121,913
Trinseo SA	1,673	41,674
Worthington Industries, Inc.	1,712	71,099
		1,023,916
REAL ESTATE — 5.2%
American Finance Trust, Inc. REIT	1,952	13,342
Bluerock Residential Growth REIT, Inc.	2,253	16,695
Clipper Realty, Inc. REIT	931	6,210
Columbia Property Trust, Inc. REIT	2,228	26,290
CorePoint Lodging, Inc. REIT	4,687	26,622
Diversified Healthcare Trust REIT (b)	7,097	26,969
Farmland Partners, Inc. REIT (b)	7,256	48,543
Four Corners Property Trust, Inc. REIT	2,336	58,984

See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
Franklin Street Properties Corp. REIT	1,071	$ 4,745
GEO Group, Inc. REIT	2,333	26,036
Investors Real Estate Trust REIT	324	23,036
Kennedy-Wilson Holdings, Inc.	1,753	25,050
Kite Realty Group Trust REIT	3,514	39,497
Lexington Realty Trust REIT	7,336	83,410
National Health Investors, Inc. REIT	329	20,480
Office Properties Income Trust REIT	4,519	107,733
Piedmont Office Realty Trust, Inc. Class A, REIT	7,621	116,678
Plymouth Industrial REIT, Inc.	328	4,379
PS Business Parks, Inc. REIT	932	117,619
Realogy Holdings Corp. (a)	5,513	61,084
Sabra Health Care REIT, Inc.	3,906	57,926
UMH Properties, Inc. REIT	330	4,798
Uniti Group, Inc. REIT	2,045	20,082
		936,208
UTILITIES — 1.7%
Atlantic Power Corp. (a)(b)	21,486	44,476
Black Hills Corp.	423	23,722
Brookfield Infrastructure Corp. Class A	956	47,723
Otter Tail Corp.	1,244	48,329
Portland General Electric Co.	3,911	149,205
		313,455
TOTAL COMMON STOCKS (Cost $17,604,105)		18,025,750

SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.08% (c) (d)	97,730	97,730
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	649,271	$ 649,271
TOTAL SHORT-TERM INVESTMENTS (Cost $747,001)		747,001
TOTAL INVESTMENTS — 103.8% (Cost $18,351,106)		18,772,751
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(683,005)
NET ASSETS — 100.0%		$ 18,089,746
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at August 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended August 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At August 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	1	09/18/2020	$71,167	$78,065	$6,898
During the period ended August 31, 2020, average notional value related to futures contracts was $203,918.
See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,025,750	$—	$—	$18,025,750
Short-Term Investments	747,001	—	—	747,001
TOTAL INVESTMENTS	$18,772,751	$—	$—	$18,772,751
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	6,898	—	—	6,898
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 6,898	$—	$—	$ 6,898
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$18,779,649	$—	$—	$18,779,649
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/20	Value at 8/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	173,088	$ 173,106	$ 3,936,939	$ 4,110,100	$38	$17	—	$ —	$1,903
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,378,478	2,280,748	—	—	97,730	97,730	1,159
State Street Navigator Securities Lending Portfolio II	916,196	916,196	4,146,719	4,413,644	—	—	649,271	649,271	5,672
Total		$1,089,302	$10,462,136	$10,804,492	$38	$17		$747,001	$8,734
See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 96.8%
BRAZIL — 1.9%
Cia de Saneamento de Minas Gerais-COPASA	4,800	$ 41,705
EDP - Energias do Brasil SA	61,900	211,173
SLC Agricola SA	36,600	167,818
Telefonica Brasil SA ADR	6,800	59,364
Transmissora Alianca de Energia Eletrica SA	60,800	313,072
		793,132
CHILE — 0.2%
AES Gener SA	506,998	82,484
CHINA — 26.4%
Alibaba Group Holding, Ltd. ADR (a)	2,500	717,575
Bank of China, Ltd. Class A	85,300	40,816
Bank of Communications Co., Ltd. Class A	115,800	79,905
Bank of Communications Co., Ltd. Class H	117,000	61,140
CGN Power Co., Ltd. Class H (b)	305,000	66,114
China Communications Services Corp., Ltd. Class H	372,000	244,314
China Construction Bank Corp. Class H	1,435,000	1,016,509
China Longyuan Power Group Corp., Ltd. Class H	135,000	85,178
China Meidong Auto Holdings, Ltd.	14,000	47,328
China Minsheng Banking Corp., Ltd. Class H	245,500	149,514
China Petroleum & Chemical Corp. Class H	650,000	300,250
China Railway Construction Corp., Ltd. Class H	114,500	88,052
China Resources Power Holdings Co., Ltd.	446,000	529,432
China Shenhua Energy Co., Ltd. Class A	139,700	329,339
China Shenhua Energy Co., Ltd. Class H	362,000	604,408
China Telecom Corp., Ltd. Class H	724,000	237,279
China Yangtze Power Co., Ltd. Class A	199,800	562,546
Daqin Railway Co., Ltd. Class A	417,200	402,910
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,133,400	630,300
Hengan International Group Co., Ltd.	134,000	1,056,411
JD.com, Inc. ADR (a)	1,300	102,232
Jiangsu Expressway Co., Ltd. Class H	370,000	370,468
Lenovo Group, Ltd.	426,000	284,726
Nanjing Iron & Steel Co., Ltd. Class A	455,400	212,593
SDIC Power Holdings Co., Ltd. Class A	389,600	514,935
Security Description	Shares	Value
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	163,985	$ 237,073
Shenzhen Expressway Co., Ltd. Class H	64,000	57,970
Sinotruk Hong Kong, Ltd.	28,500	74,098
TangShan Port Group Co., Ltd. Class A	305,800	116,435
Tencent Holdings, Ltd.	10,500	718,723
Tianneng Power International, Ltd. (c)	64,000	137,411
Vipshop Holdings, Ltd. ADR (a)	11,400	188,214
Wuchan Zhongda Group Co., Ltd. Class A	226,900	161,863
Zhongsheng Group Holdings, Ltd.	106,000	661,970
		11,088,031
CZECH REPUBLIC — 2.9%
Moneta Money Bank A/S (b)	19,018	47,953
O2 Czech Republic A/S	108,812	1,094,984
Philip Morris CR A/S	118	71,729
		1,214,666
GREECE — 0.6%
Aegean Airlines SA (a)	16,501	70,889
Motor Oil Hellas Corinth Refineries SA	13,704	192,156
		263,045
HONG KONG — 4.1%
China Mobile, Ltd.	64,200	448,560
China Resources Cement Holdings, Ltd.	426,000	621,119
Yuexiu Real Estate Investment Trust	760,000	366,752
Yuexiu Transport Infrastructure, Ltd.	502,000	297,954
		1,734,385
HUNGARY — 0.7%
Magyar Telekom Telecommunications PLC	242,849	298,313
INDIA — 10.5%
Coal India, Ltd.	50,966	93,024
Divi's Laboratories, Ltd.	7,581	321,624
Dr Reddy's Laboratories, Ltd.	6,963	403,425
GAIL India, Ltd.	315,147	409,521
HCL Technologies, Ltd.	114,352	1,078,776
Hindustan Petroleum Corp., Ltd.	53,994	147,845
Infosys, Ltd.	73,067	921,781
Tata Consultancy Services, Ltd.	10,536	323,097
Tech Mahindra, Ltd.	56,147	565,227
Wipro, Ltd.	43,638	160,840
		4,425,160
MALAYSIA — 2.5%
AMMB Holdings Bhd	124,200	87,064
Carlsberg Brewery Malaysia Bhd Class B	13,000	68,097
IGB Real Estate Investment Trust	329,400	146,295

See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
MISC Bhd	258,600	$ 472,439
Petronas Gas Bhd	10,900	43,176
PPB Group Bhd	35,220	152,193
RHB Bank Bhd	87,400	96,097
		1,065,361
MEXICO — 0.9%
Altos Hornos de Mexico SA de CV (a)(d)	499,000	—
Arca Continental SAB de CV	42,100	192,068
Gruma SAB de CV Class B	14,885	176,053
		368,121
PAKISTAN — 1.5%
Indus Motor Co., Ltd.	17,140	135,934
MCB Bank, Ltd.	56,300	58,151
Oil & Gas Development Co., Ltd.	599,800	415,559
		609,644
PHILIPPINES — 2.8%
Globe Telecom, Inc.	13,815	594,941
Manila Electric Co.	108,420	601,526
		1,196,467
POLAND — 0.3%
Neuca SA	814	111,837
QATAR — 3.0%
Barwa Real Estate Co.	172,618	161,714
Masraf Al Rayan QSC	62,132	71,159
Ooredoo QSC	199,740	362,121
Qatar Gas Transport Co., Ltd.	253,190	189,423
Qatar Islamic Bank SAQ	110,760	486,724
		1,271,141
RUSSIA — 2.8%
Alrosa PJSC	880,349	780,268
Mobile TeleSystems PJSC ADR	26,100	243,252
X5 Retail Group NV GDR	4,487	164,224
		1,187,744
SAUDI ARABIA — 5.0%
Advanced Petrochemical Co.	11,872	174,418
Al Rajhi Bank	10,813	187,114
Alinma Bank (a)	57,640	238,217
Arab National Bank	20,246	112,068
Bank Al-Jazira	95,544	332,708
Jarir Marketing Co.	1,329	57,902
Qassim Cement Co.	14,089	256,201
Riyad Bank	25,765	131,764
Samba Financial Group	12,761	93,739
Saudi Basic Industries Corp.	4,091	95,991
Saudi Telecom Co.	14,209	363,707
Yanbu Cement Co.	5,447	47,783
		2,091,612
SINGAPORE — 0.5%
BOC Aviation, Ltd. (b)	27,500	204,559
Security Description	Shares	Value
SOUTH KOREA — 6.7%
Hyundai Glovis Co., Ltd.	1,261	$ 154,454
Hyundai Mobis Co., Ltd.	267	50,348
KT&G Corp.	16,202	1,133,417
NongShim Co., Ltd.	419	126,804
Samsung Card Co., Ltd.	2,133	51,624
Samsung Electro-Mechanics Co., Ltd.	383	40,141
Samsung Electronics Co., Ltd.	12,438	565,411
Shinhan Financial Group Co., Ltd.	7,426	185,353
SK Hynix, Inc.	4,317	272,924
SK Telecom Co., Ltd.	1,113	232,363
		2,812,839
TAIWAN — 21.8%
Asustek Computer, Inc.	47,000	389,244
Cathay Financial Holding Co., Ltd.	142,746	193,870
Chunghwa Telecom Co., Ltd.	177,000	654,517
CTBC Financial Holding Co., Ltd.	1,344,000	868,013
First Financial Holding Co., Ltd.	1,518,087	1,099,444
Fubon Financial Holding Co., Ltd.	202,000	294,654
Greatek Electronics, Inc.	225,000	384,950
Hon Hai Precision Industry Co., Ltd.	35,000	91,730
Lite-On Technology Corp.	201,000	317,857
Mega Financial Holding Co., Ltd.	118,000	117,632
Pegatron Corp.	123,000	262,001
Pou Chen Corp.	49,000	46,259
Powertech Technology, Inc.	163,000	479,975
Sampo Corp.	330,200	262,211
Taiwan Cement Corp.	69,000	100,884
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,500	198,125
Taiwan Semiconductor Manufacturing Co., Ltd.	84,782	1,232,368
Taiwan Shin Kong Security Co., Ltd.	290,880	360,360
Tripod Technology Corp.	17,000	67,209
Ttet Union Corp.	65,000	262,512
Uni-President Enterprises Corp.	325,960	739,871
United Microelectronics Corp.	583,000	421,233
Yuanta Financial Holding Co., Ltd.	487,760	305,873
		9,150,792
UNITED ARAB EMIRATES — 1.7%
Aldar Properties PJSC	1,042,803	576,315
Dubai Islamic Bank PJSC	51,920	57,953
Emirates Telecommunications Group Co. PJSC	19,776	89,158
		723,426
TOTAL COMMON STOCKS (Cost $39,579,138)		40,692,759

See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.08% (e) (f) (Cost $752,339)	752,339	$ 752,339
TOTAL INVESTMENTS — 98.6% (Cost $40,331,477)		41,445,098
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		582,711
NET ASSETS — 100.0%		$ 42,027,809
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of August 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at August 31, 2020.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of August 31, 2020, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at August 31, 2020.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At August 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	16	09/18/2020	$846,320	$880,320	$34,000
During the period ended August 31, 2020, average notional value related to futures contracts was $760,635.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,692,759	$—	$ 0(a)	$40,692,759
Short-Term Investment	752,339	—	—	752,339
TOTAL INVESTMENTS	$41,445,098	$—	$ 0	$41,445,098
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	34,000	—	—	34,000
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 34,000	$—	$—	$ 34,000
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$41,479,098	$—	$ 0	$41,479,098
(a)	The Fund held a Level 3 security that was valued at $0 at August 31, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of August 31, 2020

% of Net Assets
Banks	13.4%
Diversified Telecommunication Services	7.5
IT Services	7.2
Semiconductors & Semiconductor Equipment	7.1
Oil, Gas & Consumable Fuels	5.4
See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

% of Net Assets
Independent Power and Renewable Electricity Producers	4.4%
Technology Hardware, Storage & Peripherals	4.3
Food Products	3.9
Wireless Telecommunication Services	3.6
Transportation Infrastructure	3.5
Real Estate Investment Trusts (REITs)	3.0
Tobacco	2.9
Electric Utilities	2.7
Personal Products	2.5
Construction Materials	2.4
Internet & Direct Marketing Retail	2.4
Specialty Retail	2.4
Metals & Mining	2.4
Interactive Media & Services	1.7
Marine	1.1
Gas Utilities	1.1
Pharmaceuticals	1.0
Road & Rail	0.9
Commercial Services & Supplies	0.8
Construction & Engineering	0.8
Life Sciences Tools & Services	0.8
Capital Markets	0.7
Diversified Financial Services	0.7
Chemicals	0.6
Household Durables	0.6
Beverages	0.6
Trading Companies & Distributors	0.5
Electronic Equipment, Instruments & Components	0.5
Insurance	0.5
Auto Components	0.4
Food & Staples Retailing	0.4
Distributors	0.4
Air Freight & Logistics	0.4
Automobiles	0.3
Health Care Providers & Services	0.3
Machinery	0.2
Airlines	0.2
Consumer Finance	0.1
Textiles, Apparel & Luxury Goods	0.1
Water Utilities	0.1
Short-Term Investment	1.8
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/20	Value at 8/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	630,190	$630,253	$10,234,793	$10,865,119	$73	$—	—	$ —	$6,613
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	8,054,601	7,302,262	—	—	752,339	752,339	569
State Street Navigator Securities Lending Portfolio II	—	—	749,180	749,180	—	—	—	—	184
Total		$630,253	$19,038,574	$18,916,561	$73	$—		$752,339	$7,366
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
August 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 98.0%
AUSTRALIA — 9.4%
Aurizon Holdings, Ltd.	399,380	$ 1,281,348
Australia & New Zealand Banking Group, Ltd.	15,500	208,977
BHP Group PLC (a)	84,950	1,945,003
BHP Group, Ltd.	55,368	1,548,118
Brambles, Ltd.	25,542	208,919
Coca-Cola Amatil, Ltd.	79,742	535,205
Coles Group, Ltd.	24,171	316,078
Fortescue Metals Group, Ltd.	130,524	1,676,989
Qantas Airways, Ltd.	49,872	144,925
Scentre Group REIT	502,148	837,012
Sonic Healthcare, Ltd.	54,017	1,276,880
Stockland REIT	467,891	1,366,569
Telstra Corp., Ltd.	456,034	972,046
Vicinity Centres REIT (a)	826,648	881,008
Wesfarmers, Ltd.	36,359	1,274,324
Woolworths Group, Ltd.	55,817	1,641,362
		16,114,763
AUSTRIA — 0.1%
BAWAG Group AG (b)(c)	4,048	152,456
OMV AG (c)	2,298	74,756
		227,212
BELGIUM — 0.3%
Ageas SA/NV	6,193	260,142
D'ieteren SA	1,592	103,920
KBC Ancora (c)	969	35,431
UCB SA	976	115,912
		515,405
CHINA — 1.1%
BOC Hong Kong Holdings, Ltd.	71,000	201,543
SITC International Holdings Co., Ltd.	661,000	868,233
Yangzijiang Shipbuilding Holdings, Ltd.	1,140,400	766,944
		1,836,720
DENMARK — 3.9%
Carlsberg A/S Class B	13,227	1,858,839
Danske Bank A/S (c)	19,594	303,256
Novo Nordisk A/S Class B	45,550	3,016,999
Pandora A/S	3,318	242,348
Per Aarsleff Holding A/S	7,936	321,249
Scandinavian Tobacco Group A/S Class A (b)	53,874	857,213
Spar Nord Bank A/S (c)	12,705	105,915
		6,705,819
FINLAND — 1.1%
Fortum Oyj	8,294	175,337
Nokia Oyj	154,758	752,111
Nordea Bank Abp (c)	29,364	236,377
Tokmanni Group Corp.	23,442	426,332
Security Description	Shares	Value
Valmet Oyj	7,579	$ 207,298
		1,797,455
FRANCE — 8.9%
Arkema SA	3,752	415,955
BNP Paribas SA (c)	46,025	2,008,294
Cie de Saint-Gobain (c)	47,190	1,913,556
CNP Assurances (c)	40,098	536,888
Coface SA (c)	30,604	239,579
Eiffage SA (c)	15,861	1,461,599
Electricite de France SA	40,639	426,867
L'Oreal SA	2,188	723,000
Mersen SA (c)	11,323	344,564
Metropole Television SA (c)	4,834	60,340
Peugeot SA (c)	83,148	1,425,859
Sanofi	15,643	1,584,317
Schneider Electric SE	19,376	2,398,944
Societe BIC SA	14,020	808,431
TOTAL SE	18,544	732,486
Veolia Environnement SA	3,205	77,259
		15,157,938
GERMANY — 7.6%
Allianz SE	12,312	2,666,987
Aurubis AG	12,160	872,700
Bayer AG	2,751	182,333
bet-at-home.com AG	2,049	87,170
Deutsche Telekom AG	129,619	2,281,543
Deutz AG (c)	38,023	204,640
Evonik Industries AG	8,313	241,064
Fresenius Medical Care AG & Co. KGaA	21,256	1,802,497
Merck KGaA	13,490	1,829,571
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,341	2,117,385
SAP SE	2,168	357,135
STO SE & Co. KGaA Preference Shares	1,083	143,456
Takkt AG (c)	9,378	123,775
		12,910,256
HONG KONG — 1.3%
HKT Trust & HKT, Ltd. Stapled Security	346,000	494,656
Kerry Properties, Ltd.	57,000	148,196
Shun Tak Holdings, Ltd.	504,000	174,932
Sun Hung Kai & Co., Ltd.	314,000	129,243
United Laboratories International Holdings, Ltd.	112,000	131,651
VTech Holdings, Ltd.	77,800	453,738
WH Group, Ltd. (b)	819,000	706,964
		2,239,380
ISRAEL — 0.2%
Plus500, Ltd.	15,335	298,979
ITALY — 3.0%
Anima Holding SpA (b)	61,304	269,657

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
Enel SpA	91,723	$ 830,674
Intesa Sanpaolo SpA (c)	819,144	1,764,629
Iren SpA	63,949	167,280
Snam SpA	317,559	1,625,735
Unipol Gruppo SpA (c)	95,004	458,027
		5,116,002
JAPAN — 26.2%
Alfresa Holdings Corp.	58,000	1,166,407
Astellas Pharma, Inc.	81,500	1,280,808
Brother Industries, Ltd.	54,300	899,745
Bunka Shutter Co., Ltd.	13,400	95,394
Cawachi, Ltd.	15,600	444,073
Chiyoda Integre Co., Ltd.	3,800	57,584
Chubu Shiryo Co., Ltd.	4,900	75,317
CI Takiron Corp.	17,400	111,055
Dai-Dan Co., Ltd.	3,500	88,892
Daihen Corp.	13,700	540,679
Daiichi Jitsugyo Co., Ltd.	2,400	81,915
Daiwabo Holdings Co., Ltd.	4,900	295,161
DCM Holdings Co., Ltd. (a)	17,100	209,562
Denyo Co., Ltd.	10,900	224,658
Doshisha Co., Ltd.	23,800	456,608
Ebara Corp.	4,500	116,074
EDION Corp.	18,600	210,911
Foster Electric Co., Ltd.	15,700	172,394
FUJIFILM Holdings Corp.	2,300	109,577
Fujitsu, Ltd.	13,800	1,800,651
Glory, Ltd.	32,100	671,610
Gunze, Ltd.	4,100	147,873
Hachijuni Bank, Ltd.	171,300	663,107
Hosokawa Micron Corp.	2,000	106,689
Icom, Inc.	3,100	78,089
Inaba Denki Sangyo Co., Ltd.	20,500	509,040
Inabata & Co., Ltd.	37,100	458,868
Inpex Corp.	46,500	295,819
Itochu Enex Co., Ltd.	13,900	123,232
Japan Post Insurance Co., Ltd.	24,500	391,852
Japan Wool Textile Co., Ltd.	75,100	689,915
J-Oil Mills, Inc.	4,000	139,357
Kajima Corp.	31,400	391,629
Kandenko Co., Ltd.	15,000	117,830
Kanematsu Corp.	7,800	98,757
KDDI Corp.	48,300	1,403,648
Kintetsu World Express, Inc.	40,900	842,598
Komeri Co., Ltd.	26,500	821,909
K's Holdings Corp.	64,000	908,200
Meidensha Corp.	9,800	151,282
Meitec Corp.	4,900	236,407
Mitsubishi Gas Chemical Co., Inc.	80,200	1,434,158
NEC Capital Solutions, Ltd.	12,800	218,137
NEC Corp.	35,300	1,863,069
Nikkon Holdings Co., Ltd.	41,300	912,449
Nippon Light Metal Holdings Co., Ltd.	288,300	506,291
Nippon Telegraph & Telephone Corp.	49,600	1,129,306
Security Description	Shares	Value
Nisshin Oillio Group, Ltd.	6,300	$ 186,772
Nitto Kogyo Corp.	8,100	145,229
Nojima Corp.	29,800	883,463
Nomura Holdings, Inc.	241,000	1,238,961
North Pacific Bank, Ltd.	144,900	305,081
NTT DOCOMO, Inc.	29,700	829,744
Obayashi Corp.	75,700	741,169
Ono Pharmaceutical Co., Ltd.	23,200	700,720
Osaka Soda Co., Ltd.	2,500	59,671
OSJB Holdings Corp.	45,200	98,154
PAL GROUP Holdings Co., Ltd.	12,800	138,738
Prima Meat Packers, Ltd.	18,600	544,399
Rengo Co., Ltd.	23,500	173,729
Sanki Engineering Co., Ltd.	48,000	515,281
Seiren Co., Ltd.	13,400	177,756
Sekisui Chemical Co., Ltd.	71,500	1,145,593
Sekisui House, Ltd.	28,800	569,936
Showa Sangyo Co., Ltd.	6,500	216,329
Sinko Industries, Ltd.	8,600	110,753
Sompo Holdings, Inc.	9,700	364,500
Sony Corp.	25,900	2,031,847
Starts Corp., Inc.	1,700	35,632
T&D Holdings, Inc.	113,600	1,190,540
Taikisha, Ltd.	6,900	188,404
Takasago Thermal Engineering Co., Ltd.	38,300	525,059
Tamron Co., Ltd.	27,300	441,532
TDK Corp.	7,200	748,449
T-Gaia Corp.	15,200	299,939
TIS, Inc.	48,500	970,778
Toa Corp.	16,300	247,774
Tokyo Electron, Ltd.	5,500	1,409,857
Toyo Construction Co., Ltd.	46,900	178,894
Toyota Motor Corp.	43,600	2,884,026
TS Tech Co., Ltd.	22,900	672,417
		44,719,712
NETHERLANDS — 6.0%
ASM International NV	5,161	776,635
ASML Holding NV	747	280,177
EXOR NV	4,230	249,365
Koninklijke Ahold Delhaize NV	67,581	2,033,937
Koninklijke KPN NV	375,584	984,703
Koninklijke Philips NV (c)	26,215	1,239,928
NN Group NV	11,283	424,807
PostNL NV	41,689	124,225
Randstad NV	30,895	1,610,050
Royal Dutch Shell PLC Class A	60,031	888,168
Royal Dutch Shell PLC Class B	55,763	792,373
Signify NV (b)(c)	26,283	877,901
		10,282,269
NEW ZEALAND — 0.1%
Argosy Property, Ltd.	242,996	224,244
NORWAY — 1.9%
DNB ASA (c)	25,163	403,843
Europris ASA (b)	147,715	744,011

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

Security Description	Shares	Value
Gjensidige Forsikring ASA (c)	31,829	$ 678,066
Selvaag Bolig ASA	14,639	89,151
SpareBank 1 Nord Norge	54,935	423,220
SpareBank 1 Oestlandet	23,223	236,598
SpareBank 1 SMN	60,359	601,123
		3,176,012
SOUTH AFRICA — 0.7%
Anglo American PLC	52,274	1,280,571
SPAIN — 0.9%
Iberdrola SA	99,959	1,258,468
Red Electrica Corp. SA	13,253	253,443
		1,511,911
SWEDEN — 3.1%
Betsson AB (c)	40,159	335,672
Investor AB Class B	28,514	1,817,686
Inwido AB (c)	58,703	582,632
Kinnevik AB Class B (a)	3,906	150,847
Kinnevik AB Class B Redemption shares (a)(c)	3,906	3,139
Lundin Energy AB	4,474	109,344
Nobina AB (b)(c)	63,842	386,013
Swedish Match AB	19,517	1,481,521
Wihlborgs Fastigheter AB	27,875	445,688
		5,312,542
SWITZERLAND — 11.6%
Coca-Cola HBC AG (c)	31,995	852,820
Credit Suisse Group AG	178,321	1,959,667
Givaudan SA	43	180,287
Nestle SA	46,365	5,568,211
Novartis AG	40,784	3,520,973
Roche Holding AG	12,892	4,502,466
STMicroelectronics NV	4,277	128,671
Swiss Life Holding AG	1,883	759,907
Swisscom AG	394	217,932
UBS Group AG	173,831	2,112,433
		19,803,367
UNITED KINGDOM — 10.6%
Aggreko PLC	30,687	195,751
Ashtead Group PLC	9,109	317,197
AstraZeneca PLC	3,554	396,218
Barratt Developments PLC	49,707	348,974
Berkeley Group Holdings PLC	14,986	913,283
British American Tobacco PLC	26,973	913,122
Coca-Cola European Partners PLC	32,900	1,354,164
Security Description	Shares	Value
Dialog Semiconductor PLC (c)	18,431	$ 798,185
Direct Line Insurance Group PLC	382,658	1,508,467
EMIS Group PLC	25,077	345,273
GlaxoSmithKline PLC	122,661	2,413,596
Inchcape PLC (c)	60,317	407,578
ITV PLC	169,316	137,430
Keller Group PLC	13,603	114,013
Legal & General Group PLC	462,906	1,344,630
Mondi PLC	87,499	1,708,848
Morgan Advanced Materials PLC	120,487	372,051
Morgan Sindall Group PLC	20,975	355,526
Persimmon PLC	18,398	644,350
Redrow PLC	72,733	443,350
Rio Tinto PLC	40,220	2,491,965
Standard Life Aberdeen PLC (a)	136,837	433,879
Tate & Lyle PLC	6,481	59,068
Vistry Group PLC	16,172	137,490
		18,154,408
TOTAL COMMON STOCKS (Cost $162,571,761)		167,384,965

SHORT-TERM INVESTMENT — 0.0% (d)
State Street Navigator Securities Lending Portfolio II (e) (f) (Cost $28,939)	28,939	28,939
TOTAL INVESTMENTS — 98.0% (Cost $162,600,700)		167,413,904
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		3,431,763
NET ASSETS — 100.0%		$ 170,845,667
(a)	All or a portion of the shares of the security are on loan at August 31, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of August 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended August 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At August 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	25	09/18/2020	$2,210,360	$2,375,125	$164,765
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

During the period ended August 31, 2020, average notional value related to futures contracts was $2,558,033.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$167,384,965	$—	$—	$167,384,965
Short-Term Investment	28,939	—	—	28,939
TOTAL INVESTMENTS	$167,413,904	$—	$—	$167,413,904
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	164,765	—	—	164,765
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 164,765	$—	$—	$ 164,765
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$167,578,669	$—	$—	$167,578,669
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of August 31, 2020

% of Net Assets
Pharmaceuticals	11.5%
Insurance	7.6
Metals & Mining	6.0
Banks	4.5
Food Products	4.4
Household Durables	4.0
Diversified Telecommunication Services	3.6
Capital Markets	3.5
Construction & Engineering	2.8
IT Services	2.7
Beverages	2.7
Electrical Equipment	2.7
Food & Staples Retailing	2.6
Automobiles	2.5
Health Care Providers & Services	2.5
Equity Real Estate Investment Trusts (REITs)	2.3
Specialty Retail	2.0
Semiconductors & Semiconductor Equipment	2.0
Tobacco	1.9
Building Products	1.9
Oil, Gas & Consumable Fuels	1.8
Electric Utilities	1.7
Diversified Financial Services	1.6
Machinery	1.5
Road & Rail	1.5
Multiline Retail	1.4
Chemicals	1.4
Wireless Telecommunication Services	1.3
Professional Services	1.1
Paper & Forest Products	1.0
Gas Utilities	1.0
Trading Companies & Distributors	0.9
Communications Equipment	0.8
Textiles, Apparel & Luxury Goods	0.7
Health Care Equipment & Supplies	0.7
Commercial Services & Supplies	0.7
Electronic Equipment, Instruments & Components	0.6
Technology Hardware, Storage & Peripherals	0.6
Distributors	0.6
Air Freight & Logistics	0.6
Marine	0.5
Personal Products	0.4
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2020

		% of Net Assets
	Auto Components	0.4%
	Hotels, Restaurants & Leisure	0.2
	Software	0.2
	Health Care Technology	0.2
	Multi-Utilities	0.1
	Media	0.1
	Industrial Conglomerates	0.1
	Containers & Packaging	0.1
	Real Estate Management & Development	0.1
	Airlines	0.1
	Construction Materials	0.1
	Consumer Finance	0.1
	Internet & Catalog Retail	0.1
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	2.0
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/20	Value at 8/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,395,857	$3,396,197	$11,797,633	$15,193,927	$97	$—	—	$ —	$11,691
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	27,151,660	27,151,660	—	—	—	—	7,340
State Street Navigator Securities Lending Portfolio II	1,567,995	1,567,995	34,146,557	35,685,613	—	—	28,939	28,939	18,965
Total		$4,964,192	$73,095,850	$78,031,200	$97	$—		$28,939	$37,996
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2020

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
ASSETS
Investments in unaffiliated issuers, at value*	$18,025,750	$40,692,759	$167,384,965
Investments in affiliated issuers, at value	747,001	752,339	28,939
Total Investments	18,772,751	41,445,098	167,413,904
Foreign currency, at value	—	299,445	1,450,344
Net cash at broker	—	30,989	59,380
Receivable from broker — variation margin on open futures contracts	6,900	34,000	164,765
Receivable for investments sold	36,797	—	1,557
Receivable for fund shares sold	8,768	2,540	462,927
Dividends receivable — unaffiliated issuers	16,808	204,666	704,276
Dividends receivable — affiliated issuers	21	46	161
Securities lending income receivable — unaffiliated issuers	64	244	806
Securities lending income receivable — affiliated issuers	572	18	517
Receivable from Adviser	27,902	19,822	56,323
Receivable for foreign taxes recoverable	46	271,155	885,281
Prepaid expenses and other assets	227	530	2,200
TOTAL ASSETS	18,870,856	42,308,553	171,202,441
LIABILITIES
Due to broker	1,820	—	—
Due to custodian	—	—	63,165
Payable upon return of securities loaned	649,271	—	28,939
Payable for fund shares repurchased	71,135	107,772	31,470
Deferred foreign taxes payable	—	70,548	—
Advisory fee payable	11,932	23,080	109,611
Custodian fees payable	2,812	6,788	9,716
Administration fees payable	663	3,146	6,219
Shareholder servicing fee payable	1,555	508	1,762
Distribution fees payable	3,328	7,705	21,438
Trustees’ fees and expenses payable	12	30	116
Transfer agent fees payable	1,333	5,966	19,677
Sub-transfer agent fee payable	716	276	285
Professional fees payable	33,514	35,795	36,967
Printing and postage fees payable	2,525	11,524	26,259
Accrued expenses and other liabilities	494	7,606	1,150
TOTAL LIABILITIES	781,110	280,744	356,774
NET ASSETS	$18,089,746	$42,027,809	$170,845,667
NET ASSETS CONSIST OF:
Paid-in Capital	$18,708,225	$39,205,279	$194,782,182
Total distributable earnings (loss)**	(618,479)	2,822,530	(23,936,515)
NET ASSETS	$18,089,746	$42,027,809	$170,845,667
Class A
Net Assets	$ 154,469	$ 6,330	$ 4,141,373
Shares Outstanding	3,349	1,151	437,888
Net asset value, offering and redemption price per share	$ 46.12	$ 5.50	$ 9.46
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share	$ 48.68	$ 5.80	$ 9.98
Class I
Net Assets	$ 946,307	$ 1,513,941	$ 2,556,796
Shares Outstanding	20,351	273,470	268,874
Net asset value, offering and redemption price per share	$ 46.50	$ 5.54	$ 9.51
Class K
Net Assets	$ 23,907	$ 749,101	$ 60,184,767
Shares Outstanding	513	134,153	6,324,361
Net asset value, offering and redemption price per share	$ 46.59(a)	$ 5.58	$ 9.52
Class N
Net Assets	$16,965,063	$39,758,437	$103,962,731
Shares Outstanding	364,855	7,153,481	10,914,556
Net asset value, offering and redemption price per share	$ 46.50	$ 5.56	$ 9.53
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
August 31, 2020

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$17,604,105	$39,579,138	$162,571,761
Investments in affiliated issuers	747,001	752,339	28,939
Total cost of investments	$18,351,106	$40,331,477	$162,600,700
Foreign currency, at cost	$ —	$ 298,731	$ 1,440,597
* Includes investments in securities on loan, at value	$ 1,116,092	$ 123,670	$ 3,188,871
** Includes deferred foreign taxes	$ —	$ 70,548	$ —
(a)	Due to small class size; calculation of net assets value (total net assets/ shares outstanding) may not agree to net asset value shown
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2020

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 82	$ 44,291	$ —
Dividend income — unaffiliated issuers	318,831	2,092,187	6,040,932
Dividend income — affiliated issuers	3,062	7,182	19,031
Unaffiliated securities lending income	1,021	358	8,300
Affiliated securities lending income	5,672	184	18,965
Foreign taxes withheld	(323)	(212,532)	(219,557)
TOTAL INVESTMENT INCOME (LOSS)	328,345	1,931,670	5,867,671
EXPENSES
Advisory fee	140,279	346,330	1,366,304
Administration fees	9,352	23,089	91,087
Shareholder servicing fees
Class N	3,838	10,542	27,325
Distribution fees
Class A	470	66	10,257
Class N	39,250	98,827	267,310
Custodian fees	32,289	98,320	135,755
Trustees’ fees and expenses	20,260	20,646	22,526
Transfer agent fees	17,132	48,260	110,901
Sub-transfer agent fee
Class A	238	—	8,206
Class I	—	1,661	4,430
Registration and filing fees	66,369	65,827	68,050
Professional fees and expenses	32,298	35,972	38,673
Printing and postage fees	6,079	15,888	39,364
Insurance expense	291	751	3,007
Interest expense	—	—	196
Miscellaneous expenses	3,673	46,900	7,751
TOTAL EXPENSES	371,818	813,079	2,201,142
Expenses waived/reimbursed by the Adviser	(169,041)	(240,210)	(517,114)
NET EXPENSES	202,777	572,869	1,684,028
NET INVESTMENT INCOME (LOSS)	$ 125,568	$ 1,358,801	$ 4,183,643
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(706,235)	701,470	(12,779,765)
Investments — affiliated issuers	38	73	97
Foreign currency transactions	—	(21,772)	50,697
Futures contracts	27,686	(126,345)	137,215
Net realized gain (loss)	(678,511)	553,426	(12,591,756)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	769,140	(2,262,400)	11,029,671
Investments — affiliated issuers	17	—	—
Foreign currency translations	—	(6,102)	94,567
Futures contracts	12,882	73,947	157,359
Net change in unrealized appreciation/depreciation	782,039	(2,194,555)	11,281,597
NET REALIZED AND UNREALIZED GAIN (LOSS)	103,528	(1,641,129)	(1,310,159)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 229,096	$ (282,328)	$ 2,873,484
* Includes foreign capital gain taxes	$ —	$ (27,676)	$ —
** Includes foreign deferred taxes	$ —	$ (21,705)	$ —
See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets

	State Street Dynamic Small Cap Fund
	Year Ended 8/31/20	Year Ended 8/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 125,568	$ 233,499
Net realized gain (loss)	(678,511)	(473,153)
Net change in unrealized appreciation/depreciation	782,039	(3,627,912)
Net increase (decrease) in net assets resulting from operations	229,096	(3,867,566)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,153)	(2,466)
Class I	(15,571)	(19,441)
Class K	(370)	(176)
Class N	(206,661)	(218,012)
Total distributions to shareholders	(224,755)	(240,095)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	6,050	17,732
Reinvestment of distributions	2,009	2,335
Cost of shares redeemed	(58,856)	(44,666)
Net increase (decrease) from capital share transactions	(50,797)	(24,599)
Class I
Proceeds from shares sold	309,766	89,485
Reinvestment of distributions	14,844	19,165
Cost of shares redeemed	(660,476)	(207,903)
Net increase (decrease) from capital share transactions	(335,866)	(99,253)
Class K
Proceeds from shares sold	11,845	11,566
Reinvestment of distributions	190	3
Cost of shares redeemed	(10,831)	(10)
Net increase (decrease) from capital share transactions	1,204	11,559
Class N
Proceeds from shares sold	748,458	533,656
Reinvestment of distributions	195,991	208,312
Cost of shares redeemed	(1,757,905)	(4,022,256)
Net increase (decrease) from capital share transactions	(813,456)	(3,280,288)
Net increase (decrease) in net assets from beneficial interest transactions	(1,198,915)	(3,392,581)
Net increase (decrease) in net assets during the period	(1,194,574)	(7,500,242)
Net assets at beginning of period	19,284,320	26,784,562
NET ASSETS AT END OF PERIOD	$18,089,746	$19,284,320
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	132	364
Reinvestment of distributions	39	57
Shares redeemed	(1,243)	(947)
Net increase (decrease) from capital share transactions	(1,072)	(526)
Class I
Shares sold	7,574	2,021
Reinvestment of distributions	286	466
Shares redeemed	(15,425)	(4,474)
Net increase (decrease) from capital share transactions	(7,565)	(1,987)
Class K
Shares sold	262	242
Reinvestment of distributions	4	—
Shares redeemed	(263)	—
Net increase (decrease) from capital share transactions	3	242
Class N
Shares sold	18,395	11,306
Reinvestment of distributions	3,773	5,055
Shares redeemed	(40,889)	(85,140)
Net increase (decrease) from capital share transactions	(18,721)	(68,779)
See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street Defensive Emerging Markets Equity Fund
	Year Ended 8/31/20	Year Ended 8/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,358,801	$ 2,066,889
Net realized gain (loss)	553,426	3,422,026
Net change in unrealized appreciation/depreciation	(2,194,555)	(8,686,714)
Net increase (decrease) in net assets resulting from operations	(282,328)	(3,197,799)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,450)	(10,784)
Class I	(103,955)	(836,047)
Class K	(58,644)	(196,466)
Class N	(3,166,755)	(12,415,797)
Total distributions to shareholders	(3,331,804)	(13,459,094)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	500	3,000
Reinvestment of distributions	2,233	9,906
Cost of shares redeemed	(41,974)	—
Net increase (decrease) from capital share transactions	(39,241)	12,906
Class I
Proceeds from shares sold	5,035,454	12,836,193
Reinvestment of distributions	94,562	819,771
Cost of shares redeemed	(4,891,895)	(12,897,225)
Net increase (decrease) from capital share transactions	238,121	758,739
Class K
Proceeds from shares sold	24,906	40,155
Reinvestment of distributions	58,417	195,578
Cost of shares redeemed	(100,843)	(122,741)
Net increase (decrease) from capital share transactions	(17,520)	112,992
Class N
Proceeds from shares sold	1,612,074	4,194,174
Reinvestment of distributions	3,103,681	12,065,170
Cost of shares redeemed	(11,328,136)	(17,359,393)
Net increase (decrease) from capital share transactions	(6,612,381)	(1,100,049)
Net increase (decrease) in net assets from beneficial interest transactions	(6,431,021)	(215,412)
Net increase (decrease) in net assets during the period	(10,045,153)	(16,872,305)
Net assets at beginning of period	52,072,962	68,945,267
NET ASSETS AT END OF PERIOD	$ 42,027,809	$ 52,072,962
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	100	484
Reinvestment of distributions	374	1,702
Shares redeemed	(8,086)	—
Net increase (decrease) from capital share transactions	(7,612)	2,186
Class I
Shares sold	834,993	1,910,009
Reinvestment of distributions	15,760	139,654
Shares redeemed	(816,134)	(2,006,105)
Net increase (decrease) from capital share transactions	34,619	43,558
Class K
Shares sold	4,450	6,405
Reinvestment of distributions	9,656	33,149
Shares redeemed	(17,996)	(19,782)
Net increase (decrease) from capital share transactions	(3,890)	19,772
Class N
Shares sold	290,379	626,840
Reinvestment of distributions	514,707	2,051,900
Shares redeemed	(2,011,525)	(2,598,101)
Net increase (decrease) from capital share transactions	(1,206,439)	80,639
See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street International Stock Selection Fund
	Year Ended 8/31/20	Year Ended 8/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,183,643	$ 6,616,406
Net realized gain (loss)	(12,591,756)	(14,998,466)
Net change in unrealized appreciation/depreciation	11,281,597	(8,781,954)
Net increase (decrease) in net assets resulting from operations	2,873,484	(17,164,014)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(138,939)	(339,292)
Class I	(169,933)	(133,041)
Class K	(2,160,699)	(3,577,431)
Class N	(4,443,899)	(8,560,102)
Total distributions to shareholders	(6,913,470)	(12,609,866)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	701,273	1,202,213
Reinvestment of distributions	138,939	338,842
Cost of shares redeemed	(799,173)	(3,551,157)
Net increase (decrease) from capital share transactions	41,039	(2,010,102)
Class I
Proceeds from shares sold	415,383	2,463,078
Reinvestment of distributions	169,932	132,543
Cost of shares redeemed	(2,241,802)	(332,586)
Net increase (decrease) from capital share transactions	(1,656,487)	2,263,035
Class K
Proceeds from shares sold	12,261,888	6,974,794
Reinvestment of distributions	2,160,699	3,576,930
Cost of shares redeemed	(6,840,349)	(16,460,811)
Net increase (decrease) from capital share transactions	7,582,238	(5,909,087)
Class N
Proceeds from shares sold	5,435,833	7,397,993
Reinvestment of distributions	4,365,496	8,435,996
Cost of shares redeemed	(33,885,780)	(44,915,136)
Net increase (decrease) from capital share transactions	(24,084,451)	(29,081,147)
Net increase (decrease) in net assets from beneficial interest transactions	(18,117,661)	(34,737,301)
Net increase (decrease) in net assets during the period	(22,157,647)	(64,511,181)
Net assets at beginning of period	193,003,314	257,514,495
NET ASSETS AT END OF PERIOD	$170,845,667	$193,003,314
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	79,548	119,308
Reinvestment of distributions	13,450	37,608
Shares redeemed	(87,509)	(356,971)
Net increase (decrease) from capital share transactions	5,489	(200,055)
Class I
Shares sold	44,403	264,974
Reinvestment of distributions	16,387	14,678
Shares redeemed	(269,610)	(32,910)
Net increase (decrease) from capital share transactions	(208,820)	246,742
Class K
Shares sold	1,294,208	699,588
Reinvestment of distributions	208,562	396,116
Shares redeemed	(705,628)	(1,692,438)
Net increase (decrease) from capital share transactions	797,142	(596,734)
Class N
Shares sold	598,048	734,901
Reinvestment of distributions	420,163	932,154
Shares redeemed	(3,653,835)	(4,451,467)
Net increase (decrease) from capital share transactions	(2,635,624)	(2,784,412)
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class A
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$46.00	$ 54.62	$45.02	$40.42	$37.21
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.34	0.45	0.44	0.18	0.17
Net realized and unrealized gain (loss)	0.32	(8.58)	9.40	4.50	3.33
Total from investment operations	0.66	(8.13)	9.84	4.68	3.50
Contribution from Adviser (Note 4)	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.54)	(0.49)	(0.25)	(0.08)	(0.29)
Net asset value, end of period	$46.12	$ 46.00	$54.62	$45.02	$40.42
Total return (c)	1.30%	(14.77)%	21.94%(d)	11.58%	9.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 154	$ 203	$ 270	$ 354	$ 170
Ratios to Average Net Assets:
Total expenses (b)	2.13%	1.95%	2.09%	2.09%	2.39%
Net expenses (b)	1.23%	1.19%	1.15%	1.20%	1.22%
Net investment income (loss) (b)	0.74%	0.95%	0.88%	0.40%	0.46%
Portfolio turnover rate	133%	102%	110%	94%	115%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 21.92%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class I
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$46.31	$ 55.01	$45.25	$40.54	$37.25
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.52	0.62	0.55	0.27	0.24
Net realized and unrealized gain (loss)	0.34	(8.67)	9.49	4.54	3.36
Total from investment operations	0.86	(8.05)	10.04	4.81	3.60
Contribution from Adviser (Note 4)	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.67)	(0.65)	(0.29)	(0.10)	(0.31)
Net asset value, end of period	$46.50	$ 46.31	$55.01	$45.25	$40.54
Total return (c)	1.71%	(14.49)%	22.29%(d)	11.88%	9.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 946	$ 1,293	$1,645	$1,312	$1,703
Ratios to Average Net Assets:
Total expenses (b)	1.75%	1.62%	1.79%	1.85%	2.14%
Net expenses (b)	0.85%	0.85%	0.85%	0.97%	0.98%
Net investment income (loss) (b)	1.13%	1.29%	1.10%	0.61%	0.65%
Portfolio turnover rate	133%	102%	110%	94%	115%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 22.27%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class K
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$46.40	$ 55.11	$45.36	$40.67	$37.33
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.55	0.68	0.56	0.34	0.32
Net realized and unrealized gain (loss)	0.31	(8.74)	9.50	4.53	3.37
Total from investment operations	0.86	(8.06)	10.06	4.87	3.69
Contribution from Adviser (Note 4)	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.67)	(0.65)	(0.32)	(0.18)	(0.35)
Net asset value, end of period	$46.59	$ 46.40	$55.11	$45.36	$40.67
Total return (c)	1.71%	(14.48)%	22.30%(d)	11.98%	9.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 24	$ 24	$ 15	$ 12	$ 11
Ratios to Average Net Assets:
Total expenses (b)	1.75%	1.61%	1.79%	1.73%	1.94%
Net expenses (b)	0.85%	0.84%	0.86%	0.85%	0.78%
Net investment income (loss) (b)	1.15%	1.42%	1.12%	0.77%	0.85%
Portfolio turnover rate	133%	102%	110%	94%	115%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 22.28%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class N
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 46.31	$ 54.95	$ 45.27	$ 40.60	$ 37.26
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.41	0.49	0.44	0.22	0.22
Net realized and unrealized gain (loss)	0.33	(8.63)	9.48	4.54	3.38
Total from investment operations	0.74	(8.14)	9.92	4.76	3.60
Contribution from Adviser (Note 4)	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.55)	(0.50)	(0.25)	(0.09)	(0.26)
Net asset value, end of period	$ 46.50	$ 46.31	$ 54.95	$ 45.27	$ 40.60
Total return (c)	1.46%	(14.70)%	21.99%(d)	11.74%	9.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,965	$17,764	$24,855	$25,482	$29,353
Ratios to Average Net Assets:
Total expenses (b)	2.00%	1.87%	2.04%	1.98%	2.18%
Net expenses (b)	1.10%	1.10%	1.10%	1.10%	1.02%
Net investment income (loss) (b)	0.88%	1.03%	0.88%	0.50%	0.58%
Portfolio turnover rate	133%	102%	110%	94%	115%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 21.97%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class A
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 5.90	$ 7.96	$ 8.50	$ 7.48	$ 9.29
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.10	0.24	0.22	0.11	0.14
Net realized and unrealized gain (loss) (c)	(0.10)	(0.66)	(0.33)	1.03	0.04
Total from investment operations	0.00	(0.42)	(0.11)	1.14	0.18
Contribution from Adviser (Note 4)	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.15)	(0.33)	(0.13)	(0.12)	—
Net realized gains	(0.25)	(1.31)	(0.31)	—	(1.99)
Total distributions	(0.40)	(1.64)	(0.44)	(0.12)	(1.99)
Net asset value, end of period	$ 5.50	$ 5.90	$ 7.96	$ 8.50	$ 7.48
Total return (d)	(0.47)%	(5.00)%	(1.31)%(e)	15.57%	3.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6	$ 52	$ 52	$ 53	$ 46
Ratios to Average Net Assets:
Total expenses (b)	1.77%	1.76%	1.62%	1.77%	1.69%
Net expenses (b)	1.25%	1.25%	1.25%	1.37%	1.41%
Net investment income (loss) (b)	1.74%	3.63%	2.70%	1.42%	1.88%
Portfolio turnover rate	42%	39%	51%	38%	101%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been (1.44)%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class I
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 5.94	$ 8.03	$ 8.57	$ 7.52	$ 9.30
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.17	0.21	0.26	0.14	0.14
Net realized and unrealized gain (loss) (c)	(0.15)	(0.64)	(0.35)	1.02	0.07
Total from investment operations	0.02	(0.43)	(0.09)	1.16	0.21
Contribution from Adviser (Note 4)	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.17)	(0.35)	(0.15)	(0.11)	—
Net realized gains	(0.25)	(1.31)	(0.31)	—	(1.99)
Total distributions	(0.42)	(1.66)	(0.46)	(0.11)	(1.99)
Net asset value, end of period	$ 5.54	$ 5.94	$ 8.03	$ 8.57	$ 7.52
Total return (d)	(0.37)%	(5.13)%	(1.15)%(e)	15.96%	3.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,514	$1,418	$1,568	$1,496	$1,523
Ratios to Average Net Assets:
Total expenses (b)	1.64%	1.57%	1.37%	1.51%	1.46%
Net expenses (b)	1.12%	1.06%	1.00%	1.11%	1.18%
Net investment income (loss) (b)	3.11%	3.20%	3.15%	1.81%	1.80%
Portfolio turnover rate	42%	39%	51%	38%	101%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been (1.27)%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class K
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 5.98	$ 8.05	$ 8.60	$ 7.55	$ 9.31
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.18	0.25	0.20	0.15	0.20
Net realized and unrealized gain (loss) (c)	(0.16)	(0.66)	(0.30)	1.03	0.03
Total from investment operations	0.02	(0.41)	(0.10)	1.18	0.23
Contribution from Adviser (Note 4)	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.17)	(0.35)	(0.15)	(0.13)	—
Net realized gains	(0.25)	(1.31)	(0.31)	—	(1.99)
Total distributions	(0.42)	(1.66)	(0.46)	(0.13)	(1.99)
Net asset value, end of period	$ 5.58	$ 5.98	$ 8.05	$ 8.60	$ 7.55
Total return (d)	(0.14)%	(4.82)%	(1.22)%(e)	16.02%	4.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 749	$ 826	$ 952	$2,243	$2,701
Ratios to Average Net Assets:
Total expenses (b)	1.52%	1.51%	1.37%	1.40%	1.20%
Net expenses (b)	1.00%	1.00%	1.00%	1.00%	0.92%
Net investment income (loss) (b)	3.27%	3.80%	2.29%	1.93%	2.86%
Portfolio turnover rate	42%	39%	51%	38%	101%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been (1.35)%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class N
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 5.95	$ 8.02	$ 8.56	$ 7.52	$ 9.30
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.17	0.23	0.21	0.12	0.13
Net realized and unrealized gain (loss) (c)	(0.15)	(0.66)	(0.32)	1.03	0.08
Total from investment operations	0.02	(0.43)	(0.11)	1.15	0.21
Contribution from Adviser (Note 4)	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.16)	(0.33)	(0.13)	(0.11)	—
Net realized gains	(0.25)	(1.31)	(0.31)	—	(1.99)
Total distributions	(0.41)	(1.64)	(0.44)	(0.11)	(1.99)
Net asset value, end of period	$ 5.56	$ 5.95	$ 8.02	$ 8.56	$ 7.52
Total return (d)	(0.42)%	(5.16)%	(1.29)%(e)	15.58%	3.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,758	$49,777	$66,373	$86,670	$107,308
Ratios to Average Net Assets:
Total expenses (b)	1.77%	1.76%	1.62%	1.65%	1.48%
Net expenses (b)	1.25%	1.25%	1.25%	1.25%	1.21%
Net investment income (loss) (b)	2.93%	3.47%	2.56%	1.60%	1.71%
Portfolio turnover rate	42%	39%	51%	38%	101%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been (1.41)%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class A
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 9.59	$10.96	$11.76	$10.05	$10.64
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.19	0.22	0.26	0.27	0.27
Net realized and unrealized gain (loss)	(0.00)(c)	(1.07)	(0.63)	1.69	(0.58)
Total from investment operations	0.19	(0.85)	(0.37)	1.96	(0.31)
Distributions to shareholders from:
Net investment income	(0.32)	(0.52)	(0.43)	(0.25)	(0.28)
Net asset value, end of period	$ 9.46	$ 9.59	$10.96	$11.76	$10.05
Total return (d)	1.75%	(7.46)%	(3.35)%	19.95%	(2.89)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,141	$4,148	$6,933	$6,679	$ 284
Ratios to Average Net Assets:
Total expenses (b)	1.48%	1.49%	1.49%	1.31%	1.46%
Net expenses (b)	1.20%	1.22%	1.25%	1.07%	1.19%
Net investment income (loss) (b)	2.03%	2.19%	2.28%	2.51%	2.73%
Portfolio turnover rate	104%	125%	72%	94%	105%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class I
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 9.65	$11.05	$11.81	$10.10	$10.65
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.22	0.34	0.44	0.25	0.25
Net realized and unrealized gain (loss)	0.00(c)	(1.17)	(0.74)	1.74	(0.53)
Total from investment operations	0.22	(0.83)	(0.30)	1.99	(0.28)
Distributions to shareholders from:
Net investment income	(0.36)	(0.57)	(0.46)	(0.28)	(0.27)
Net asset value, end of period	$ 9.51	$ 9.65	$11.05	$11.81	$10.10
Total return (d)	2.02%	(7.03)%	(2.84)%	20.23%	(2.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,557	$4,610	$2,551	$ 594	$ 432
Ratios to Average Net Assets:
Total expenses (b)	1.15%	1.12%	1.00%	1.09%	1.21%
Net expenses (b)	0.87%	0.84%	0.76%	0.85%	0.94%
Net investment income (loss) (b)	2.33%	3.38%	3.84%	2.33%	2.45%
Portfolio turnover rate	104%	125%	72%	94%	105%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class K
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 9.65	$ 11.04	$ 11.82	$ 10.12	$ 10.67
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.24	0.31	0.32	0.25	0.28
Net realized and unrealized gain (loss)	(0.00)(c)	(1.12)	(0.64)	1.75	(0.54)
Total from investment operations	0.24	(0.81)	(0.32)	2.00	(0.26)
Distributions to shareholders from:
Net investment income	(0.37)	(0.58)	(0.46)	(0.30)	(0.29)
Net asset value, end of period	$ 9.52	$ 9.65	$ 11.04	$ 11.82	$ 10.12
Total return (d)	2.21%	(6.98)%	(2.80)%	20.25%	(2.44)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$60,185	$53,350	$67,632	$80,137	$75,816
Ratios to Average Net Assets:
Total expenses (b)	1.03%	1.03%	0.99%	0.99%	0.99%
Net expenses (b)	0.75%	0.75%	0.75%	0.75%	0.73%
Net investment income (loss) (b)	2.52%	3.07%	2.72%	2.37%	2.79%
Portfolio turnover rate	104%	125%	72%	94%	105%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class N
	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 9.66	$ 11.04	$ 11.81	$ 10.11	$ 10.65
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.21	0.29	0.29	0.21	0.24
Net realized and unrealized gain (loss)	0.01	(1.12)	(0.63)	1.76	(0.52)
Total from investment operations	0.22	(0.83)	(0.34)	1.97	(0.28)
Distributions to shareholders from:
Net investment income	(0.35)	(0.55)	(0.43)	(0.27)	(0.26)
Net asset value, end of period	$ 9.53	$ 9.66	$ 11.04	$ 11.81	$ 10.11
Total return (c)	1.94%	(7.19)%	(3.06)%	20.04%	(2.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$103,963	$130,895	$180,398	$213,660	$228,594
Ratios to Average Net Assets:
Total expenses (b)	1.28%	1.28%	1.23%	1.24%	1.26%
Net expenses (b)	1.00%	1.00%	1.00%	1.00%	0.99%
Net investment income (loss) (b)	2.20%	2.85%	2.49%	1.98%	2.41%
Portfolio turnover rate	104%	125%	72%	94%	105%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2020

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2020, the Trust consists of four (4) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (each, a “Fund”, and collectively, the “Funds”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Dynamic Small Cap Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 July 1, 1992	Diversified
State Street Defensive Emerging Markets Equity Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 1, 1994	Diversified
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2020

Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At August 31, 2020, the independent fair value service was used for certain foreign securities in the State Street Defensive Emerging Markets Equity Fund and State Street International Stock Selection Fund. These securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of August 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2020

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of August 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2020

clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended August 31, 2020, the following Funds entered into futures contracts for the strategies listed below:
Funds	Strategies
State Street Dynamic Small Cap Fund	Exposing cash reserves to markets
State Street Defensive Emerging Markets Equity Fund	Exposing cash reserves to markets
State Street International Stock Selection Fund	Exposing cash reserves to markets
The following tables summarize the value of the Funds' derivative instruments as of August 31, 2020, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$ 6,900	$—	$ 6,900
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	34,000	—	34,000
State Street International Stock Selection Fund
Futures Contracts	—	—	—	164,765	—	164,765
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$ 27,686	$—	$ 27,686
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	(126,345)	—	(126,345)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	137,215	—	137,215

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2020

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$ 12,882	$—	$ 12,882
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	73,947	—	73,947
State Street International Stock Selection Fund
Futures Contracts	—	—	—	157,359	—	157,359
4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For its services, each Fund pays the Adviser an annual management fee, calculated daily and paid monthly, at the following annual rates of their average daily net assets:
Annual Rate
State Street Dynamic Small Cap Fund	0.75%
State Street Defensive Emerging Markets Equity Fund	0.75
State Street International Stock Selection Fund	0.75
The Adviser is contractually obligated until December 31, 2020, to waive its management fee and/or to reimburse each Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed the following percent of average daily net assets on an annual basis as follows:
Expense Limitations
State Street Dynamic Small Cap Fund	0.85%
State Street Defensive Emerging Markets Equity Fund	1.00
State Street International Stock Selection Fund	0.75
This waiver and/or reimbursement may not be terminated with respect to a Fund prior to December 31, 2020 except with the approval of the Board.
The total amounts of waivers for the period ended August 31, 2020 are detailed in the following table.
Funds	Amount Waived or Reimbursed
State Street Dynamic Small Cap Fund	$167,171
State Street Defensive Emerging Markets Equity Fund	235,592
State Street International Stock Selection Fund	498,897

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2020

Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended August 31, 2020, the total administration fees waived pursuant to the waiver agreement were as follows:
Amount Waived
State Street Dynamic Small Cap Fund	$ 1,870
State Street Defensive Emerging Markets Equity Fund	4,618
State Street International Stock Selection Fund	18,217
The Adviser and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Funds, with the exception of the State Street Defensive Emerging Markets Equity Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of a Fund’s net assets attributable to its Class A shares and 0.25% of a Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
With respect to the Class N shares of the State Street Defensive Emerging Markets Equity Fund, the Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Historical Class N Plan”) under the 1940 Act. Under the Historical Class N Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, for services in connection with the distribution of Class N shares of the State Street Defensive Emerging Markets Equity Fund and the servicing of investor accounts. Payments to the Distributor for the sale and distribution of these Class N shares are not permitted to exceed 0.25% of the State Street Defensive Emerging Markets Equity Fund’s average annual net assets. Payments to financial intermediaries providing shareholder services to the Fund are not permitted by the Historical Class N Plan to exceed 0.20% of average annual net assets.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2020

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended August 31, 2020 are disclosed in the Funds' respective Schedules of Investments.
On February 26, 2018, the Adviser agreed to make a contribution of $126,543 to the State Street Defensive Emerging Markets Equity Fund in connection with a portfolio matter. On March 21, 2018, the Adviser agreed to make a contribution of $6,362 to the State Street Dynamic Small Cap Fund in connection with a portfolio matter.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended August 31, 2020, were as follows:
	Purchases	Sales
State Street Dynamic Small Cap Fund	$ 24,900,260	$ 24,412,213
State Street Defensive Emerging Markets Equity Fund	18,476,737	25,990,567
State Street International Stock Selection Fund	184,541,258	203,514,894
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, passive foreign investment companies, wash sale loss deferrals, and futures contracts. In addition, certain funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2020

The tax character of distributions paid during the year ended August 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Dynamic Small Cap Fund	$ 224,755	$ —	$ 224,755
State Street Defensive Emerging Markets Equity Fund	1,292,885	2,038,919	3,331,804
State Street International Stock Selection Fund	6,913,470	—	6,913,470
The tax character of distributions paid during the year ended August 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Dynamic Small Cap Fund	$ 240,095	$ —	$ 240,095
State Street Defensive Emerging Markets Equity Fund	2,724,381	10,734,713	13,459,094
State Street International Stock Selection Fund	12,609,866	—	12,609,866
At August 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Dynamic Small Cap Fund	$ 171,160	$ (1,208,844)	$ —	$ 419,205	$—	$ (618,479)
State Street Defensive Emerging Markets Equity Fund	1,288,797	—	646,846	886,887	—	2,822,530
State Street International Stock Selection Fund	3,621,376	(31,682,934)	—	4,125,043	—	(23,936,515)
As of August 31, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Dynamic Small Cap Fund	$ 843,482	$ 365,362
State Street International Stock Selection Fund	27,136,552	4,546,382
As of August 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Dynamic Small Cap Fund	$ 18,360,444	$ 1,995,431	$1,576,226	$ 419,205
State Street Defensive Emerging Markets Equity Fund	40,469,182	6,199,867	5,189,951	1,009,916
State Street International Stock Selection Fund	163,536,318	13,522,347	9,479,996	4,042,351
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2020

securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Dynamic Small Cap Fund	$ 1,116,092	$ 649,271	$ 490,315	$ 1,139,586
State Street Defensive Emerging Markets Equity Fund	123,670	—	152,640	152,640
State Street International Stock Selection Fund	3,188,871	28,939	3,307,363	3,336,302
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of August 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Dynamic Small Cap Fund	Common Stocks	$649,271	$—	$—	$—	$649,271	$649,271
State Street International Stock Selection Fund	Common Stocks	28,939	—	—	—	28,939	28,939
9.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Effective October 8, 2020, interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of August 31, 2020.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2020

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
The Board has approved a Plan of Liquidation and Termination of the State Street Dynamic Small Cap Fund (the “Liquidation Plan”), pursuant to which the Fund expects to be liquidated and terminated on or about December 18, 2020 (the “Liquidation Date”). The Liquidation Plan authorizes the Fund and its investment adviser, SSGA FM, to engage in such transactions as may be appropriate for the Fund’s liquidation and dissolution, including, without limitation, the sale of Fund assets and payment of, and provision for, Fund liabilities in anticipation of the liquidation. Accordingly, during the period between the effective date of the Liquidation Plan (September 18, 2020) and the Liquidation Date (the “Liquidation Period”), the Fund will engage in business and activities solely for the purposes of winding down its business and affairs and making a distribution of its assets to shareholders, and it is possible the Fund will not pursue or achieve its investment objective. Furthermore, it is anticipated that during all, or a portion of, the Liquidation Period the Fund’s assets will be held exclusively in cash and/or cash equivalents.

SSGA FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street Dynamic Small Cap Fund, State Street International Stock Selection Fund and State Street Defensive Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Dynamic Small Cap Fund, State Street International Stock Selection Fund and State Street Defensive Emerging Markets Equity Fund (formerly State Street Disciplined Emerging Markets Equity Fund) (collectively referred to as the “Funds”) (three of the funds constituting SSGA Funds (the “Trust”)), including the schedules of investments, as of August 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SSGA Funds) at August 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October 26, 2020

SSGA FUNDS
OTHER INFORMATION
August 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2020 to August 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Dynamic Small Cap Fund
Class A	1.23%	$ 980.70	$6.12	$1,019.00	$6.24
Class I	0.85	982.70	4.24	1,020.90	4.32
Class K	0.85	982.70	4.24	1,020.90	4.32
Class N	1.10	981.60	5.48	1,019.60	5.58
State Street Defensive Emerging Markets Equity Fund
Class A	1.25	1,028.00	6.37	1,018.90	6.34
Class I	1.15	1,027.90	5.86	1,019.40	5.84
Class K	1.00	1,029.50	5.10	1,020.10	5.08
Class N	1.25	1,027.80	6.37	1,018.90	6.34
State Street International Stock Selection Fund
Class A	1.20	1,032.80	6.13	1,019.10	6.09
Class I	0.87	1,034.80	4.45	1,020.80	4.42
Class K	0.75	1,035.90	3.84	1,021.40	3.81
Class N	1.00	1,034.70	5.11	1,020.10	5.08
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

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OTHER INFORMATION  (continued)
August 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended August 31, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended August 31, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the Fund during the fiscal year ended August 31, 2020:
Amount
State Street Defensive Emerging Markets Equity Fund	$2,038,919
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended August 31, 2020, the total amount of foreign taxes that will be passed through are:
Amount
State Street Defensive Emerging Markets Equity Fund	$239,621
State Street International Stock Selection Fund	43,809
The amount of foreign source income earned on the following Funds during the year ended August 31, 2020 was as follows:
Amount
State Street Defensive Emerging Markets Equity Fund	$2,092,194
State Street International Stock Selection Fund	6,010,590
Proxy Voting Policies and Procedures and Record
A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Funds’ website at www.ssga.com, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any,

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OTHER INFORMATION  (continued)
August 31, 2020 (Unaudited)

during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).

SSGA FUNDS
OTHER INFORMATION  (continued)
August 31, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Dynamic Small Cap Fund, the State Street International Stock Selection Fund and the State Street Defensive Emerging Markets Equity Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
______________________________________________
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.

SSGA FUNDS
OTHER INFORMATION  (continued)
August 31, 2020 (Unaudited)

o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;

SSGA FUNDS
OTHER INFORMATION  (continued)
August 31, 2020 (Unaudited)

•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the

SSGA FUNDS
OTHER INFORMATION  (continued)
August 31, 2020 (Unaudited)

significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Dynamic Small Cap Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period, equal to the median of its Performance Group for the 3-year period and above the median of its Performance Group for the 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 3-year periods and above the median of its Performance Universe for the 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods and above its Lipper Index for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
State Street International Stock Selection Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3- and 5-year periods and above the median of its Performance Universe for the 10-year period. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Defensive Emerging Markets Equity Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe and below its Lipper Index for the 1-, 3-, 5- and 10- year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:

SSGA FUNDS
OTHER INFORMATION  (continued)
August 31, 2020 (Unaudited)

State Street Dynamic Small Cap Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street International Stock Selection Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Defensive Emerging Markets Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the fund complex. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

SSGA FUNDS
OTHER INFORMATION  (continued)
August 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	66	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1988	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009-2019, Independent Director, SSGA Qualified Funds PLC.	66	Board Director and Chairman, SPDR Europe 1PLC Board (2011-present); Board Director and Chairman, SPDR Europe II, PLC (2013-present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Managing General Partner, NGN Capital LLC (2006 - 2019); Senior Advisor to NGN Capital LLC (2019 - present); and Managing Director, Vice President of Walden Capital Management (1996 - present).	66	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present);Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	66	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1988	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	66	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

SSGA FUNDS
OTHER INFORMATION  (continued)
August 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	66	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee, and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 1991	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	48	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	66	None.
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*	66	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trusts (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

SSGA FUNDS
OTHER INFORMATION  (continued)
August 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

SSGA FUNDS
OTHER INFORMATION  (continued)
August 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Assistant Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

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SSGA Funds
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGACOMBFDAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, SSGA Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended August 31, 2020 and August 31, 2019, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $109,376 and $112,180, respectively.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2020 and August 31, 2019, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended August 31, 2020 and August 31, 2019, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $36,152 and $37,080, respectively.

(d)	All Other Fees

For the fiscal years ended August 31, 2020 and August 31, 2019, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended August 31, 2020 and August 31, 2019, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $7,019,005 and $6,939,666, respectively.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2) Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended August 31, 2020 and August 31, 2019, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $35,152,927 and $35,545,000, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	November 3, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	November 3, 2020